REGISTRATION NOS: 33-81626
                                                                        811-8628

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 24

                                   ----------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                  One Cityplace
                             Hartford, CT 06103-3415
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (860) 308-1000

                                Ernest J. Wright
                         Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 3, 2004 pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a) of Rule 485

[ ]    on ___________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          SUPPLEMENT DATED MAY 3, 2004
                         TO PROSPECTUS DATED MAY 3, 2004

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                         CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 3, 2004 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The first paragraph in the section captioned "5. Charges and Deductions" is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" is revised as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

       Mortality and Expense Risk Charge.............    0.84%
       Administrative Expense Charge.................    0.15%
                                                       --------
            Total Separate Account Expenses..........    0.99%



The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" is replaced with the following:

This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The table in the section captioned "Examples" is replaced with the following:

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                           ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------                            -------- --------- --------- ----------  --------- --------  --------  ---------
Underlying Fund with Maximum Total           917      1171      1451      2475        217       671      1151       2475
Annual Operating Expenses

Underlying Fund with Minimum Total
Annual Operating Expenses                    836      922       1030      1605        136       422       730       1605

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 0.99%

                                                                                                               NUMBER OF UNITS
                                                                         UNIT VALUE AT      UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR    BEGINNING OF YEAR     END OF YEAR         END OF YEAR
----------------------------------------------------------    ------   -----------------   ---------------   -------------------
AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation Fund - Series I (3/95)        2003          1.416             1.815               1,227,673
                                                               2002          1.890             1.416               1,769,985
                                                               2001          2.488             1.890               2,317,455
                                                               2000          2.821             2.488               2,550,374
                                                               1999          1.970             2.821               2,341,227
                                                               1998          1.669             1.970               2,195,417
                                                               1997          1.491             1.669               1,293,127
                                                               1996          1.000             1.491                  77,611

   AIM V.I. Core Equity Fund - Series I (2/97)                 2003          1.074             1.323               1,142,790
                                                               2002          1.284             1.074               2,212,455
                                                               2001          1.681             1.284               2,939,165
                                                               2000          1.987             1.681               3,212,832
                                                               1999          1.495             1.987               3,536,974
                                                               1998          1.183             1.495               2,586,911
                                                               1997          1.000             1.183                 827,507

   AIM V.I. Government Securities Fund - Series I (2/97)       2003          1.376             1.377                 887,861
                                                               2002          1.268             1.376               1,471,803
                                                               2001          1.203             1.268               1,498,358
                                                               2000          1.104             1.203               1,457,365
                                                               1999          1.129             1.104               1,527,473
                                                               1998          1.060             1.129               1,596,060
                                                               1997          1.000             1.060                 573,525

   AIM V.I. Growth Fund - Series I (2/97)                      2003          0.757             0.984                 490,687
                                                               2002          1.108             0.757                 832,371
                                                               2001          1.692             1.108               1,045,331
                                                               2000          2.150             1.692               1,300,702
                                                               1999          1.605             2.150               1,221,308
                                                               1998          1.210             1.605                 784,811
                                                               1997          1.000             1.210                 315,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                               NUMBER OF UNITS
                                                                         UNIT VALUE AT      UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR    BEGINNING OF YEAR     END OF YEAR         END OF YEAR
----------------------------------------------------------    ------   -----------------   ---------------   -------------------
   AIM V.I. International Growth Fund - Series I (2/97)        2003          0.846             1.081               2,044,830
                                                               2002          1.013             0.846               2,965,425
                                                               2001          1.339             1.013               3,767,284
                                                               2000          1.837             1.339               4,606,962
                                                               1999          1.197             1.837               4,015,921
                                                               1998          1.047             1.197               3,742,016
                                                               1997          1.000             1.047               2,357,252

   AIM V.I. Premier Equity Fund - Series I (2/97)              2003          1.011             1.253               3,641,436
                                                               2002          1.465             1.011               4,948,845
                                                               2001          1.692             1.465               6,482,341
                                                               2000          2.002             1.692               7,479,332
                                                               1999          1.557             2.002               6,871,254
                                                               1998          1.188             1.557               5,351,283
                                                               1997          1.000             1.188               2,102,285

Greenwich Street Series Fund

   Appreciation Portfolio (4/01)                               2003          0.814             1.004               1,917,699
                                                               2002          0.997             0.814               2,603,636
                                                               2001          1.000             0.997               4,634,667

MFS Variable Insurance Trust

   MFS(R)Bond Series (2/97)                                    2003          1.394             1.509                 929,807
                                                               2002          1.292             1.394               1,688,227
                                                               2001          1.201             1.292               1,952,830
                                                               2000          1.110             1.201               1,717,519
                                                               1999          1.139             1.110               2,313,509
                                                               1998          1.078             1.139               2,234,730
                                                               1997          1.000             1.078                 861,146

   MFS(R)Emerging Growth Series (2/97)                         2003          0.931             1.201               1,877,490
                                                               2002          1.420             0.931               3,052,439
                                                               2001          2.156             1.420               4,300,995
                                                               2000          2.708             2.156               5,281,956
                                                               1999          1.548             2.708               4,922,173
                                                               1998          1.166             1.548               4,575,634
                                                               1997          1.000             1.166               2,322,481

   MFS(R)Money Market Series (4/96)                            2003          1.271             1.267                 773,711
                                                               2002          1.268             1.271               2,480,721

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                               NUMBER OF UNITS
                                                                         UNIT VALUE AT      UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR    BEGINNING OF YEAR     END OF YEAR         END OF YEAR
----------------------------------------------------------    ------   -----------------   ---------------   -------------------
   MFS(R)Money Market Series  (continued)                      2001          1.234             1.268               2,145,402
                                                               2000          1.177             1.234               1,497,490
                                                               1999          1.136             1.177               1,600,252
                                                               1998          1.094             1.136               2,781,034
                                                               1997          1.058             1.094               3,362,149
                                                               1996          1.025             1.058                  47,376
                                                               1995          1.000             1.025                       -

   MFS(R)Research Series (2/97)                                2003          0.948             1.170               1,542,149
                                                               2002          1.269             0.948               2,285,938
                                                               2001          1.627             1.269               3,225,748
                                                               2000          1.727             1.627               3,953,194
                                                               1999          1.406             1.727               4,096,117
                                                               1998          1.152             1.406               4,243,627
                                                               1997          1.000             1.152               2,569,829

   MFS(R)Strategic Income Series (6/96)                        2003          1.306             1.427                 126,628
                                                               2002          1.217             1.306                 234,367
                                                               2001          1.173             1.217                 334,827
                                                               2000          1.129             1.173                 345,467
                                                               1999          1.170             1.129                 321,448
                                                               1998          1.096             1.170                 382,462
                                                               1997          1.124             1.096                 303,642
                                                               1996          1.000             1.124                  65,848

   MFS(R)Total Return Series (2/97)                            2003          1.414             1.628               2,006,879
                                                               2002          1.506             1.414               2,996,527
                                                               2001          1.517             1.506               3,992,485
                                                               2000          1.320             1.517               3,959,188
                                                               1999          1.294             1.320               4,106,432
                                                               1998          1.164             1.294               3,960,924
                                                               1997          1.000             1.164               1,592,342

Travelers Series Fund Inc.

   Smith Barney Aggressive Growth Portfolio (4/01)             2003          0.698             0.929               1,945,730
                                                               2002          1.046             0.698               1,858,245
                                                               2001          1.000             1.046               2,094,584


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                               NUMBER OF UNITS
                                                                         UNIT VALUE AT      UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR    BEGINNING OF YEAR     END OF YEAR         END OF YEAR
----------------------------------------------------------    ------   -----------------   ---------------   -------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97)                                            2003          0.946               1.330              419,170
                                                               2002          1.285               0.946              481,087
                                                               2001          1.550               1.285              584,463
                                                               2000          1.436               1.550              477,001
                                                               1999          1.054               1.436              445,032
                                                               1998          1.107               1.054              473,301
                                                               1997          1.000               1.107              150,144

Variable Insurance Products Fund

   Equity - Income Portfolio - Initial Class (2/97)            2003          1.175               1.516            3,025,388
                                                               2002          1.428               1.175            4,069,294
                                                               2001          1.518               1.428            5,272,769
                                                               2000          1.414               1.518            5,822,127
                                                               1999          1.343               1.414            6,296,999
                                                               1998          1.216               1.343            5,786,776
                                                               1997          1.000               1.216            2,265,460

   Growth Portfolio - Initial Class (3/95)                     2003          1.682               2.212            1,015,533
                                                               2002          2.430               1.682            1,538,796
                                                               2001          2.981               2.430            2,349,934
                                                               2000          3.382               2.981            2,848,614
                                                               1999          2.485               3.382            2,651,923
                                                               1998          1.801               2.485            1,821,492
                                                               1997          1.479               1.801              725,425
                                                               1996          1.308               1.479               98,550
                                                               1995          1.000               1.308                4,565

   High Income Portfolio - Initial Class (3/97)                2003          0.792               0.998            1,411,603
                                                               2002          0.774               0.792            1,676,506
                                                               2001          0.885               0.774            2,324,636
                                                               2000          1.153               0.885            3,128,280
                                                               1999          1.077               1.153            3,348,327
                                                               1998          1.138               1.077            2,915,521
                                                               1997          1.000               1.138              819,371

   Overseas Portfolio - Initial Class (2/97)                   2003          0.844               1.199              754,374
                                                               2002          1.070               0.844            1,128,317
                                                               2001          1.370               1.070            1,361,265

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                                               NUMBER OF UNITS
                                                                         UNIT VALUE AT      UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR    BEGINNING OF YEAR     END OF YEAR         END OF YEAR
----------------------------------------------------------    ------   -----------------   ---------------   -------------------
   Overseas Portfolio - Initial Class  (continued)             2000          1.711             1.370               1,690,749
                                                               1999          1.212             1.711               1,518,097
                                                               1998          1.086             1.212               1,400,537
                                                               1997          1.000             1.086               1,070,183

Variable Insurance Products Fund II

   Contrafund(R)Portfolio - Initial Class (2/97)               2003          1.379             1.754               2,456,007
                                                               2002          1.536             1.379               3,336,241
                                                               2001          1.768             1.536               4,476,999
                                                               2000          1.913             1.768               5,331,566
                                                               1999          1.555             1.913               5,145,208
                                                               1998          1.209             1.555               4,179,308
                                                               1997          1.000             1.209               1,585,128

   Index 500 Portfolio - Initial Class (2/97)                  2003          1.126             1.432               3,139,521
                                                               2002          1.463             1.126               5,615,375
                                                               2001          1.681             1.463               7,440,229
                                                               2000          1.872             1.681               8,313,829
                                                               1999          1.569             1.872               8,726,888
                                                               1998          1.235             1.569               7,620,186
                                                               1997          1.000             1.235               2,215,225

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT
                                    issued by

                         CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("We," "us," "our" or "CLIC").

The Contract has 22 investment choices: a Fixed Account and 21 Subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These 21 Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at One Cityplace, Hartford, CT 06183-4857.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

AIM VARIABLE INSURANCE FUNDS, INC.                                TRAVELERS SERIES FUND INC.
   AIM V.I. Capital Appreciation Fund -- Series I                    Smith Barney Aggressive Growth Portfolio
   AIM V.I. Core Equity Fund -- Series I                          VARIABLE ANNUITY PORTFOLIOS
   AIM V.I. Government Securities Fund -- Series I                   Smith Barney Small Cap Growth Opportunities Portfolio
   AIM V.I. Growth Fund -- Series I                               VARIABLE INSURANCE PRODUCTS FUND
   AIM V.I. International Growth Fund -- Series I                    Equity-Income Portfolio -- Initial Class
   AIM V.I. Premier Equity Fund -- Series I                          Growth Portfolio -- Initial Class
GREENWICH STREET SERIES FUND                                         High Income Portfolio -- Initial Class
   Appreciation Portfolio                                            Overseas Portfolio -- Initial Class
MFS VARIABLE  INSURANCE  TRUST                                    VARIABLE  INSURANCE  PRODUCTS FUND II
   MFS(R) Bond Series                                                Contrafund(R) Portfolio -- Initial Class
   MFS(R) Emerging Growth Series                                     Index 500  Portfolio  -- Initial  Class
   MFS(R)  Money  Market  Series
   MFS(R) Research Series
   MFS(R) Strategic Income Series

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Index of Special Terms..................................   2       Qualified Annuity Contracts........................... 16
Summary.................................................   3         Taxation of Qualified Annuity Contracts............. 16
Fee Tables..............................................   5         Mandatory Distributions for Qualified Plans......... 17
Examples................................................   8       Nonqualified Annuity Contracts........................ 17
Section 1: The Annuity Contract.........................   8         Diversification Requirements for Variable
Section 2: Annuity Payments (The Income Phase)..........   9           Annuities......................................... 18
   Variable Annuity Income Payments.....................   9         Ownership of the Investments........................ 18
   Fixed Annuity Income Payments........................   9         Taxation of Death Benefit Proceeds.................. 18
   Annuity Income Options...............................   9       Other Tax Considerations.............................. 18
Section 3: Purchase.....................................  10         Treatment of Charges for Optional Death Benefits ... 18
   Purchase Payments....................................  10         Penalty Tax for Premature Distribution.............. 18
   Allocation of Purchase Payments......................  10         Puerto Rico Tax Considerations...................... 19
   Free Look Period.....................................  10         Non-Resident Aliens................................. 19
   Accumulation Units...................................  11    Section 7: Access to Your Money.......................... 19
Section 4: Investment Options...........................  11       Systematic Withdrawal Program......................... 19
   Transfers During the Accumulation Phase .............  13    Section 8: Death Benefits................................ 20
   Transfers During the Income Phase ...................  13       Upon Your Death....................................... 20
   Transfer Requests....................................  13       Death of the Annuitant................................ 20
   Dollar Cost Averaging Program........................  14       Beneficiary Contract Continuance...................... 20
   Voting Rights........................................  14    Section 9: Other Information............................. 21
   Substitution.........................................  14       Citicorp Life Insurance Company....................... 21
Section 5: Charges And Deductions.......................  14       The Separate Account.................................. 21
   Insurance Charges....................................  14       Distribution of Variable Annuity Contracts............ 21
   Annual Contract Fee..................................  15       Ownership............................................. 22
   Surrender Charges....................................  15       Beneficiary........................................... 22
   Surrender Processing Fee.............................  15       Suspension of Payment or Transfers.................... 22
   Premium Taxes........................................  15       Modifications......................................... 23
   Transfer Processing Fee..............................  15       Restrictions on Financial Transactions................ 23
   Investment Portfolio Expenses........................  16       Legal Proceedings..................................... 23
Section 6: Taxes......................................... 16       Financial Statements.................................. 23
   General Taxation of Annuities..........................16       Inquiries............................................. 23
   Types of Contracts: Qualified and Nonqualified.........16    Statement of Additional Information Table of Contents.... 24
                                                                Appendix: Condensed Financial Information................A-1


                             INDEX OF SPECIAL TERMS
We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase......................................   8   Fixed Account...........................................    3
Accumulation Unit.......................................  12   Income Phase............................................    9
Annuitant...............................................   3   Investment Portfolios...................................   11
Annuity Income Date.....................................   9   Joint Owner.............................................    8
Annuity Income Options..................................   9   Non-Qualified Contract..................................   17
Annuity Income Payments.................................   9   Owner...................................................   22
Annuity Unit............................................  11   Purchase Payment........................................   10
Beneficiary.............................................  22   Qualified Contract......................................   16
Business Day............................................  10   Separate Account........................................   21
Contract Value..........................................   8   Subaccount..............................................    3
Contract Year...........................................  13   Tax Deferral............................................    8

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS THAT DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different Subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new Purchase Payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 Subaccounts is, in turn invested exclusively in a single Investment Portfolio. The Investment Portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in the Investment Portfolios will fluctuate daily based on the portfolio's investment performance. Investments in the Investment Portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the Investment Portfolios by investing in the corresponding Subaccount. You can transfer your money between the Fixed Account and/or the Subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several Annuity Income Options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the Subaccounts or both. If you choose to have any part of the payments come from the Subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding Investment Portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the available Investment Portfolios by directing it into the corresponding Subaccount. The Investment Portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500

($2,000 for Qualified Contracts) in additional Purchase Payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the Subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any Purchase Payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the Purchase Payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT).

There are also investment charges, which range from 0.34% to 1.15% of the average daily value of the Investment Portfolio, depending on the portfolios in which your Contract is invested.

We also reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total Purchase Payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the Purchase Payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each Purchase Payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any Purchase Payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your Purchase Payment. If we're required by law to return your original payment, we will refund that amount (less any amounts you have previously taken).

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the Subaccount investing in the Money Market Portfolio or the Fixed Account to any other Subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

WAIVER OF SURRENDER CHARGES: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness.
Certain restrictions apply and current laws require slight variations in some states.

                                   FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.............................................7%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE..............................................$25(2)
       (assessed on transfers that exceed 18 per year)

       SURRENDER PROCESSING FEE.....................................None(3)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.........................$30(4)

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

               YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
          ---------------------------------------------------------------------
           GREATER THAN OR EQUAL TO    BUT LESS THAN
                   0 years                1 years                 7%
                   1 years                2 years                 6%
                   2 years                3 years                 5%
                   3 years                4 years                 4%
                   4 years                5 years                 3%
                   5+ years                                       0%

 (2) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

 (3) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

 (4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which Purchase Payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial Purchase Payment, are paid.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

 Mortality and Expense Risk Charge.....................................   1.25%
 Administrative Expense Charge.........................................   0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES.................................   1.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM INVESTMENT PORTFOLIO
ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION
AND/OR SERVICE FEES (12b-1) FEES, AND OTHER EXPENSES.)....               0.34%                          1.15%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER       OPERATING     AND/OR EXPENSE      OPERATING
INVESTMENT PORTFOLIO               FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
--------------------          --------------- --------------  --------   ------------   ---------------    -------------
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Capital
     Appreciation Fund --
     Series I................     0.61%            --           0.24%        0.85%            --                 0.85%
   AIM V.I. Core Equity
     Fund -- Series I........     0.61%            --           0.20%        0.81%            --                 0.81%
   AIM V.I. Government
     Securities Fund --
     Series I................     0.47%            --           0.29%        0.76%            --                 0.76%
   AIM V.I. Growth Fund --
     Series I................     0.63%            --           0.27%        0.90%            --                 0.90%
   AIM V.I. International
     Growth Fund -- Series I.     0.75%            --           0.35%        1.10%            --                 1.10%
   AIM V.I. Premier Equity
     Fund -- Series I........     0.61%            --           0.24%        0.85%            --                 0.85%
GREENWICH STREET SERIES FUND
   Appreciation Portfolio....     0.75%            --           0.02%        0.77%            --                 0.77%
MFS VARIABLE INSURANCE TRUST
   MFS(R) Bond Series........     0.60%            --           0.34%        0.94%           0.19%               0.75%(1)
   MFS(R) Emerging Growth
     Series..................     0.75%            --           0.12%        0.87%            --                 0.87%(2)
   MFS(R) Money Market Series     0.50%            --           0.49%        0.99%           0.39%               0.60%(1)
   MFS(R) Research Series....     0.75%            --           0.13%        0.88%            --                 0.88%(2)
   MFS(R) Strategic Income
     Series..................     0.75%            --           0.36%        1.11%           0.21%               0.90%(1)
   MFS(R) Total Return Series     0.75%            --           0.09%        0.84%            --                 0.84%(2)
TRAVELERS SERIES FUND INC.
   Smith Barney Aggressive
     Growth Portfolio........     0.80%            --           0.02%        0.82%            --                 0.82%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............     0.75%            --           0.40%        1.15%            --                  --(8)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER       OPERATING     AND/OR EXPENSE      OPERATING
INVESTMENT PORTFOLIO               FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
--------------------          --------------- --------------  --------   ------------   ---------------    -------------
VARIABLE INSURANCE
   PRODUCTS FUND
   Equity-Income Portfolio
     -- Initial Class........     0.48%            --           0.09%        0.57%            --                  --(3)
   Growth Portfolio --
     Initial Class...........     0.58%            --           0.09%        0.67%            --                  --(4)
   High Income Portfolio --
     Initial Class...........     0.58%            --           0.11%        0.69%            --                 0.69%
   Overseas Portfolio --
     Initial Class...........     0.73%            --           0.17%        0.90%            --                  --(5)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Initial Class...........     0.58%            --           0.09%        0.67%            --                  --(6)
   Index 500 Portfolio --
     Initial Class...........     0.24%            --           0.10%        0.34%            --                  --(7)

--------------

NOTES
 (1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.86% for Emerging Growth Series. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series except the money market series, which will not exceed 0.10%. This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series. The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.

 (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.86% for Emerging Growth Series.

 (3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.

 (4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.64%. These offsets may be discontinued as any time.

 (5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.86%. These offsets may be discontinued at any time.

 (6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

 (7) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses would have been 0.28%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. This arrangement can be discountinued by the fund's manager at any time.

 (8) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Investment Portfolios that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Investment Portfolio's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Investment Portfolio would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        --------------                                                         ------------------------  ------------------------
        Smith Barney Small Cap Growth Opportunities Portfolio..............             0.25%                     0.90%

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                           ---------------------------------------  ---------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                             -------- --------- --------- ----------  --------- --------  --------  ---------
Investment Portfolio with Maximum
Total Annual Operating Expenses........      958      1294      1657      2888        258       794      1357       2888
Investment Portfolio with Minimum
Total Annual Operating Expenses........      877      1049      1245      2055        177       549       945       2055

SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of Annuity Income Payments, beginning on a date that's at least 30 days in the future. Until the date Annuity Income Payments begin, the Contract is in the Accumulation Phase. Once Annuity Income Payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different Subaccounts, each of which invests exclusively in a single Investment Portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the Investment Portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each Subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest Purchase Payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each Purchase Payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different Investment Portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the Annuity Income Payments. Your rights under the Contract end when

Annuity Income Payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which Annuity Income Payments begin. That date is called the Annuity Income Date. You can also choose the frequency of Annuity Income Payments and the plan on which those payments are based. We call these Annuity Income Options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, Annuity Income Payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, Annuity Income Payments must begin by the first day of the month following the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time Annuity Income Payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the Subaccounts, or a combination of both. If you don't tell us otherwise, Annuity Income Payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the Subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the Subaccounts on and after the Annuity Income Date; (2) the 3.0% assumed investment rate used in the Contract's annuity tables; (3) the performance of the Investment Portfolios in which the Subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the Subaccounts you have chosen exceeds the 3.0% annual assumed rate, your Annuity Income Payments will increase. Similarly, if the combined total return of the Subaccounts chosen is less than the 3.0% annual assumed rate, your Annuity Income Payments will decrease. For detailed information on how variable Annuity Income Payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard Annuity Income Options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After Annuity Income Payments begin, you cannot change the annuity income option.

Option 1 -- Income For A Fixed Period. Under this option, we will make Annuity Income Payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made Annuity Income Payments for less than the selected period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for Annuity Income Payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

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

Option 2 -- Life Annuity. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Income Payments.

Option 3 -- Life Annuity with Period Certain. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made Annuity Income Payments for less than the selected guaranteed period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant.

Option 4 -- Joint and Survivor Annuity. Under this option, we will make Annuity Income Payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make Annuity Income Payments to the survivor. When the survivor dies, we stop making Annuity Income Payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity Income Payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your Annuity Income Payment in a single lump sum. If your Annuity Income Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Income Payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A Purchase Payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional Purchase Payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death benefit proceeds), and you may arrange for Purchase Payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total Purchase Payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Subaccounts as you have directed us, for investment in the corresponding Investment Portfolios. If you make additional Purchase Payments, we will allocate them the same way as your first Purchase Payment unless you tell us otherwise. You may direct individual Purchase Payments to one or more Subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each Purchase Payment must result in a minimum allocation of $100 to each selected Investment Portfolio and/or the Fixed Account.

You should periodically review your Purchase Payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial Purchase Payment, and all necessary information, we will allocate your Purchase Payment and issue your Contract within 2 Business Days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 Business Days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional Purchase Payments, we will credit those amounts to your contract within one Business Day after receipt at the price next determined after we receive the payment. A Business Day is any day when both the New York Stock Exchange and us are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other longer period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of Purchase Payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full Purchase Payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial Purchase Payment allocated to a Subaccount into the Money Market Subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial Purchase Payment according to your allocation directions. Currently, however, all Purchase Payments are allocated directly to the Subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a Subaccount. When you make a Purchase Payment, or transfer money, into a Subaccount, we credit that Subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment or transfer allocated to the Subaccount by the value of an Accumulation Unit for that Subaccount next determined as of the end of that Business Day. If you make a withdrawal or transfer out of a Subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the Subaccount in a similar manner.

At the close of each Business Day, we determine the value of an Accumulation Unit for each Subaccount. We do this by:

       (1) determining the total value of the Subaccount's investment in the corresponding Investment Portfolio, using the portfolio's net asset value calculated at the end of that day;

       (2)   subtracting from that amount any insurance charges (see "Section 5:
             Charges and Deductions;" and

       (3) dividing this amount by the number of outstanding Accumulation Units in that Subaccount.

Example: On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want the entire amount to be allocated to Subaccount "x" (any Subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that Subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in Subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the Investment Portfolio invested in by that Subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4: INVESTMENT OPTIONS

In addition to the Fixed Account, 21 Subaccounts, each investing exclusively in a single Investment Portfolio, are available under the Contract. Additional Subaccounts, each investing exclusively in an additional Investment Portfolio may be made available in the future. Each Investment Portfolio is available under a fund that is registered with the SEC as an open end, management investment company of the series type, having one or more Investment Portfolios. Shares of the Investment Portfolios are sold only to insurance company separate accounts and qualified plans. Each Investment Portfolio has a specific investment objective that may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

The Investment Portfolios offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Investment Portfolio or an affiliate of the Investment Portfolio will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Investment Portfolios based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Investment Portfolio is reviewed periodically after having been selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments to an Investment Portfolio if the Company determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant contract owner assets.

In addition, if any of the Investment Portfolios become unavailable for allocating Purchase Payments, or if we believe that further investment in an Investment Portfolio is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the Subaccounts under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolios may be as much as 0.60% of the average net assets of an Investment Portfolio attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Investment Portfolio out its assets as part of its Total Annual Operating Expenses.

There is no assurance that an Investment Portfolio will achieve its stated objective. The 21 Investment Portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Greenwich Street Series Fund Appreciation Portfolio

       Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:

       Smith Barney Small Cap Growth Opportunities Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Fidelity VIP Growth Portfolio -- Initial Class (Growth)

       Fidelity VIP High Income Portfolio -- Initial Class (High Yield Bond)

       Fidelity VIP Equity-Income Portfolio -- Initial Class (Growth & Income)

       Fidelity VIP Overseas Portfolio -- Initial Class (International Stock)

THE DREYFUS CORPORATION SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Fidelity VIP II Contrafund Portfolio -- Initial Class (Growth)

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER AND DEUTSCHE ASSET MANAGEMENT SERVES AS THE SUBADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIO:

       Fidelity VIP II Index 500 Portfolio -- Initial Class (Growth & Income)

A I M ADVISERS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       AIM V.I. Capital Appreciation Fund -- Series I (Aggressive Growth)

       AIM V.I. Government Securities Fund -- Series I (Government Bond)

       AIM V.I. Growth Fund -- Series I (Growth)

       AIM V.I. Core Equity Fund -- Series I (Growth & Income)

       AIM V.I. International Equity Fund -- Series I (International Stock)

       AIM V.I. Premier Equity Fund -- Series I (Growth)

MASSACHUSETTS FINANCIAL SERVICES SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       MFS Strategic Income Series (Income & Capital Appreciation)

       MFS Money Market Series (Money Market)

       MFS Bond Series (Corporate Bond)

       MFS Total Return Series (Balanced)

       MFS Research Series (Growth)

       MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the Investment Portfolio(s) in which the Subaccounts you chose are invested. For more information on the performance of Investment Portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any Subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

       (1) If the value remaining in the Fixed Account or a Subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

       (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among Subaccounts once every three months. Transfers from the Fixed Account to a Subaccount or from any Subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR  COST   AVERAGING   PROGRAM:   Dollar  Cost   Averaging   allows  you  to
systematically transfer a specific amount each month from either the Fixed Account or the Money Market Subaccount to any other Subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Investment Portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market Subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market Subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

VOTING RIGHTS: We are the legal owner of all Investment Portfolio shares purchased under this Contract and held in the Subaccounts. However, when an
Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract
Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the Investment Portfolios available for investment by the Subaccounts you have selected with another portfolio. These new Investment Portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more Subaccounts or Investment Portfolios. We may limit the new Investment Portfolios to certain classes of Contract Owners. Similarly, we may close Investment Portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5: CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each Business Day, we make a deduction from the assets in the Subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that Annuity Income Payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 1.25%.

Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the

Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last Business Day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each Subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional Purchase Payments ($2,000 for Qualified Contracts), exclusive of the initial Purchase Payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total Purchase Payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the Purchase Payment(s) withdrawn, based on the number of years since the date the Purchase Payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the Purchase Payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

              NUMBER OF YEARS SINCE        CHARGE AS A PERCENTAGE
            DATE OF PURCHASE PAYMENT    OF PURCHASE PAYMENT WITHDRAWN
           --------------------------  --------------------------------
                     0-1                             7%
                     1-2                             6%
                     2-3                             5%
                     3-4                             4%
                     4-5                             3%
                      5+                             0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest Purchase Payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT). This fee is deducted pro rata from the Fixed Account and each Subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when Annuity Income Payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time Annuity Income Payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a

Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any Subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more Subaccounts at the same time, each losing Subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT   PORTFOLIO  EXPENSES:   Each  Investment  Portfolio  incurs  certain
expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified

Contracts,   including  withdrawal  restrictions,   requirements  for  mandatory
distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving Annuity Income Payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more Subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the Business Day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no Purchase Payments have been paid during the prior two years and total Purchase Payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any Subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the Subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

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

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before Annuity Income Payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint
Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent Purchase Payments less any withdrawals since that anniversary date; or

       (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

       (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various Subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before Annuity Income Payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after Annuity Income Payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL  BENEFICIARIES):
If you die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your Beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the Beneficiary chooses to continue the contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your Beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the death report date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The Beneficiary who continues the Contract will be granted the same rights as the Owner under the original Contract, except the Beneficiary cannot:

       o     transfer ownership

       o     make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the death report date without a Surrender Charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the Beneficiary's age on the death report date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the death report date.

SECTION 9: OTHER INFORMATION

CITICORP LIFE INSURANCE COMPANY: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life Variable Annuity Separate Account, to receive, hold and invest Purchase Payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of Subaccounts, each of which invests exclusively in the shares of a corresponding Investment Portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each Subaccount are credited to and charged against that Subaccount without regard to income, gains and losses from any other of our accounts or Subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Investment Portfolios or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable Beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

       (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

       (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

       (3) the SEC determines that an emergency exists that would make the disposal of securities held in a Subaccount or the determination of the value of the Subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

       (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

       (2) to reflect a change in the operation of the Separate Account or a Subaccount; or

       (3) to add, delete or modify an account, a Subaccount or an Investment Portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

RESTRICTIONS ON FINANCIAL TRANSACTIONS: Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS: Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2003 and 2001 and for the years ended December 31, 2003, 2001, and 2000 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2003.

INQUIRIES: If you need more information, please contact us at: One Cityplace, Hartford, CT 06103-3415. You may call us toll free at 800-497-4857.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

Additional Contract Provisions............................   3       Annuity Unit Value...............................    6
   The Contract...........................................   3    Tax Status..........................................    6
   Incontestability.......................................   3       Introduction.....................................    6
   Misstatement of Age or Sex.............................   3       Taxation of the Company..........................    6
   Participation..........................................   3       Tax Status of the Contract.......................    7
   Assignment.............................................   3       Taxation of Annuities............................    8
Distribution Of The Contracts.............................   3       Qualified Contracts..............................    9
Determining Accumulation Unit Values......................   3       Withholding......................................   11
Adding, Deleting Or Substituting                                     Possible Changes in Taxation.....................   11
   Investment Portfolios..................................   4       Other Tax Consequences...........................   11
Voting Rights.............................................   4    Legal Matters.......................................   11
Variable Annuity Payments.................................   5    Independent Auditors................................   11
   Assumed Investment Rate................................   5    Other Information...................................   11
   Amount of Variable Annuity Payments....................   5    Financial Statements................................   12

IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO CITICORP LIFE INSURANCE COMPANY, ONE CITYPLACE, HARTFORD, CT 06103-3415.

Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

Name:
                   ----------------------------------------------
Mailing Address:
                   ----------------------------------------------

                   ----------------------------------------------

                   APPENDIX -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                       SEPARATE ACCOUNT CHARGES 1.40% (CV)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------- ---------------- ---------------     -----------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series I (3/95)....   2003        1.384           1.767                 121,611
                                                               2002        1.855           1.384                 152,517
                                                               2001        2.453           1.855                 154,472
                                                               2000        2.792           2.453                 193,020
                                                               1999        1.000           2.792                 166,252

   AIM V.I. Core Equity Fund -- Series I (2/97).............   2003        1.050           1.288                 268,919
                                                               2002        1.261           1.050                 322,653
                                                               2001        1.657           1.261                 354,633
                                                               2000        1.967           1.657                 426,841
                                                               1999        1.000           1.967                 492,938

   AIM V.I. Government Securities Fund -- Series I (2/97)...   2003        1.354           1.349                 439,783
                                                               2002        1.253           1.354                 585,609
                                                               2001        1.194           1.253                 655,677
                                                               2000        1.099           1.194                 631,802
                                                               1999        1.000           1.099                 663,825

   AIM V.I. Growth Fund -- Series I (2/97)..................   2003        0.740           0.958                 154,963
                                                               2002        1.087           0.740                 178,208
                                                               2001        1.668           1.087                 201,269
                                                               2000        2.128           1.668                 215,662
                                                               1999        1.000           2.128                 181,807

   AIM V.I. International Growth Fund -- Series I (2/97)....   2003        0.827           1.053                 243,093
                                                               2002        0.995           0.827                 235,428
                                                               2001        1.319           0.995                 241,607
                                                               2000        1.818           1.319                 358,473
                                                               1999        1.000           1.818                 405,344

   AIM V.I. Premier Equity Fund -- Series I (2/97)..........   2003        0.989           1.220                 658,250
                                                               2002        1.438           0.989                 782,812

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------- ---------------- ---------------     -----------------
   AIM V.I. Premier Equity Fund -- Series I
   (continued)..............................................   2001        1.668           1.438                 891,514
                                                               2000        1.982           1.668               1,027,371
                                                               1999        1.000           1.982               1,218,630

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2003        0.808           0.992                 143,392
                                                               2002        0.993           0.808                  51,793
                                                               2001        1.000           0.993                  43,987

MFS Variable Insurance Trust
   MFS(R) Bond Series (2/97)................................   2003        1.371           1.479                 321,379
                                                               2002        1.277           1.371                 447,982
                                                               2001        1.191           1.277                 507,992
                                                               2000        1.106           1.191                 421,258
                                                               1999        1.000           1.106                 499,789

   MFS(R) Emerging Growth Series (2/97).....................   2003        0.910           1.169                 451,682
                                                               2002        1.394           0.910                 497,683
                                                               2001        2.125           1.394                 589,179
                                                               2000        2.681           2.125                 773,748
                                                               1999        1.000           2.681                 569,055

   MFS(R) Money Market Series (4/96)........................   2003        1.251           1.241                  82,618
                                                               2002        1.253           1.251                 351,423
                                                               2001        1.225           1.253                 424,409
                                                               2000        1.172           1.225                 158,604
                                                               1999        1.000           1.172                 209,272

   MFS(R) Research Series (2/97)............................   2003        0.927           1.139                 233,633
                                                               2002        1.245           0.927                 284,628
                                                               2001        1.604           1.245                 305,506
                                                               2000        1.709           1.604                 342,888
                                                               1999        1.000           1.709                 458,863

   MFS(R) Strategic Income Series (6/96)....................   2003        1.285           1.399                   8,802
                                                               2002        1.202           1.285                   8,802
                                                               2001        1.164           1.202                  24,515
                                                               2000        1.125           1.164                   8,836
                                                               1999        1.000           1.125                  43,862

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------- ---------------- ---------------     -----------------
   MFS(R) Total Return Series (2/97)........................   2003        1.391           1.596                 515,859
                                                               2002        1.488           1.391                 545,700
                                                               2001        1.505           1.488                 488,535
                                                               2000        1.316           1.505                 447,911
                                                               1999        1.000           1.316                 609,971

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)..........   2003        0.692           0.918                 127,358
                                                               2002        1.042           0.692                  57,905
                                                               2001        1.000           1.042                  24,662

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97).........................................   2003        0.925           1.295                  44,184
                                                               2002        1.262           0.925                  15,383
                                                               2001        1.527           1.262                   1,182
                                                               2000        1.421           1.527                   9,820
                                                               1999        1.000           1.421                   8,530

Variable Insurance Products Fund
   Equity - Income Portfolio -- Initial Class (2/97)........   2003        1.148           1.476                 428,286
                                                               2002        1.402           1.148                 523,959
                                                               2001        1.496           1.402                 593,714
                                                               2000        1.399           1.496                 704,302
                                                               1999        1.000           1.399                 874,546

   Growth Portfolio -- Initial Class (3/95).................   2003        1.644           2.154                 561,415
                                                               2002        2.386           1.644                 614,123
                                                               2001        2.938           2.386                 721,680
                                                               2000        3.347           2.938                 917,676
                                                               1999        1.000           3.347                 924,895

   High Income Portfolio -- Initial Class (3/97)............   2003        0.780           0.978                 452,766
                                                               2002        0.764           0.780                 476,783
                                                               2001        0.878           0.764                 383,364
                                                               2000        1.149           0.878                 420,168
                                                               1999        1.000           1.149                 591,859

   Overseas Portfolio -- Initial Class (2/97)...............   2003        0.825           1.167                  91,692
                                                               2002        1.050           0.825                 115,939

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR          END OF YEAR
--------------                                                ------- ---------------- ---------------     -----------------
   Overseas Portfolio -- Initial Class  (continued).........   2001        1.351           1.050                 182,343
                                                               2000        1.694           1.351                 234,488
                                                               1999        1.000           1.694                 186,197

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Initial Class (2/97)..........   2003        1.348           1.708                 660,205
                                                               2002        1.508           1.348                 702,291
                                                               2001        1.743           1.508                 808,996
                                                               2000        1.893           1.743                 967,181
                                                               1999        1.000           1.893               1,205,814

   Index 500 Portfolio -- Initial Class (2/97)..............   2003        1.101           1.394                 612,210
                                                               2002        1.436           1.101                 689,854
                                                               2001        1.657           1.436                 874,488
                                                               2000        1.853           1.657               1,166,233
                                                               1999        1.000           1.853               1,338,323


                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

L-23091                                                                 May 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  CITIVARIABLE

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 3, 2004

                                       FOR

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT



                                    ISSUED BY



                         CITICORP LIFE INSURANCE COMPANY
                             CUSTOMER SERVICE OFFICE
                                  ONE CITYPLACE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857



This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS...........................................    3
     The Contract........................................................    3
     Incontestability....................................................    3
     Misstatement of Age or Sex..........................................    3
     Participation.......................................................    3
     Assignment..........................................................    3
DISTRIBUTION OF THE CONTRACTS............................................    3
DETERMINING ACCUMULATION UNIT VALUES.....................................    3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS..................    4
VOTING RIGHTS............................................................    4
VARIABLE ANNUITY PAYMENTS................................................    5
     Assumed Investment Rate.............................................    5
     Amount of Variable Annuity Payments.................................    5
     Annuity Unit Value..................................................    6
TAX STATUS...............................................................    6
     Introduction........................................................    6
     Taxation of the Company.............................................    6
     Tax Status of the Contract..........................................    7
     Taxation of Annuities...............................................    8
     Qualified Contracts.................................................    9
     Withholding.........................................................   10
     Possible Changes in Taxation........................................   11
     Other Tax Consequences..............................................   11
LEGAL MATTERS............................................................   11
INDEPENDENT ACCOUNTANTS..................................................   11
OTHER INFORMATION........................................................   12
FINANCIAL STATEMENTS.....................................................

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract does not participate in our divisible surplus.

ASSIGNMENT

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC is affiliated with Citicorp Life Insurance Company and the Separate Account.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-------------------------------------------------------------------------------------------------------------
                           UNDERWRITING COMMISSIONS PAID TO TDLLC       AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                   BY THE COMPANY                            RETAINED BY TDLLC
-------------------------------------------------------------------------------------------------------------

2003                                         $40                                        $0
-------------------------------------------------------------------------------------------------------------

2002                                         $80                                        $0
-------------------------------------------------------------------------------------------------------------

2001                                        $268                                        $0
-------------------------------------------------------------------------------------------------------------

                      DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's Accumulation Unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

       (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

       (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

       (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

The annuity unit value is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

       (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

       (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

      1.   Net Investment Factor for period                         1.003662336

      2.   Adjustment for 3% Assumed Investment Rate                0.999919016

      3.   2x1                                                      1.003581055

      4.   annuity unit value, beginning of valuation period        10.743769

      5.   annuity unit value, end of valuation period (3x4)        10.782243



                                   TAX STATUS

INTRODUCTION

The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax or legal advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the

Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable to the holder until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable Contract Owner's gross income. The IRS has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that Contract Owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. An exception to these requirements apply to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner, to which the above-described required distribution rules will apply.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

NON-NATURAL OWNER. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

ANNUITY INCOME PAYMENTS. Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed an additional federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

MULTIPLE CONTRACTS. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

IN GENERAL. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

EARNINGS IN AN IRA ARE NOT TAXED UNTIL DISTRIBUTION. To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Contributions may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% federal penalty tax.

ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. As of January 1, 2003, a recipient received periodic payments (e.g., monthly, quarterly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding. For non-periodic distributions, 10% of the taxable portion of the distribution will be withheld as federal income tax. The Owner will be provided the opportunity to elect not to have tax withheld from distributions, or may elect a different amount to be withheld.

Recipients who elect not have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other tax identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, are subject to different withholding rules and cannot elect out of withholding.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                  LEGAL MATTERS

All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

                              INDEPENDENT AUDITORS

The statutory financial statements of Citicorp Life Insurance Company as of December 31, 2003 and 2002, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 and 2002 statutory financial statements of Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the State of Connecticut Insurance Department.

The financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, have been included herein in reliance upon the report of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2003 statutory financial statements of Citicorp Life Insurance Company were prepared using accounting principles prescribed or permitted by the State of Connecticut Insurance Department.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

ANNUAL REPORT
DECEMBER 31, 2003

                           CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One CityPlace
Hartford, CT 06103

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                       AIM V.I.
                                                                                        CAPITAL              AIM V.I.
                                                                  MONEY              APPRECIATION           CORE EQUITY
                                          HIGH YIELD             MARKET                 FUND -                FUND -
                                          BOND TRUST            PORTFOLIO              SERIES I              SERIES I
                                          ----------            ----------           ------------           -----------
ASSETS:
  Investments at market value:            $1,775,308            $  202,779            $2,443,765            $1,857,897

  Receivables:
    Dividends ................                    --                   210                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,775,308               202,989             2,443,765             1,857,897
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   303                    35                   293                   232
    Administrative fees ......                    37                     4                    50                    38
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   340                    39                   343                   270
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,774,968            $  202,950            $2,443,422            $1,857,627
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                  AIM V.I.
                                           AIM V.I.                                      AIM V.I.                 PREMIER
                                          GOVERNMENT               AIM V.I.            INTERNATIONAL               EQUITY
                                          SECURITIES            GROWTH FUND -          GROWTH FUND -               FUND -
                                        FUND - SERIES I            SERIES I               SERIES I                SERIES I
                                        ---------------         -------------          -------------            -----------
ASSETS:
  Investments at market value:            $ 1,816,082            $   631,223            $ 2,467,111             $ 5,825,313

  Receivables:
    Dividends ................                     --                     --                     (1)                     --
                                          -----------            -----------            -----------             -----------

      Total Assets ...........              1,816,082                631,223              2,467,110               5,825,313
                                          -----------            -----------            -----------             -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    243                     79                    294                     734
    Administrative fees ......                     38                     13                     50                     119
                                          -----------            -----------            -----------             -----------

      Total Liabilities ......                    281                     92                    344                     853
                                          -----------            -----------            -----------             -----------

NET ASSETS:                               $ 1,815,801            $   631,131            $ 2,466,766             $ 5,824,460
                                          ===========            ===========            ===========             ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                           TEMPLETON
ALLIANCEBERNSTEIN                                                     FRANKLIN              FOREIGN
    GROWTH AND        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN           SMALL              SECURITIES
      INCOME           PREMIER GROWTH           TECHNOLOGY           CAP FUND -              FUND -
   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -             CLASS 2              CLASS 2             APPRECIATION
     CLASS B               CLASS B               CLASS B               SHARES                SHARES               PORTFOLIO
-----------------     -----------------     -----------------        ----------            ----------           ------------

   $   79,690            $    3,747            $   93,788            $  405,790            $  959,668            $2,191,391


           --                    --                    --                   494                   883                    --
   ----------            ----------            ----------            ----------            ----------            ----------

       79,690                 3,747                93,788               406,284               960,551             2,191,391
   ----------            ----------            ----------            ----------            ----------            ----------




           13                     1                    16                    73                   164                   264
            2                    --                     2                     9                    20                    44
   ----------            ----------            ----------            ----------            ----------            ----------

           15                     1                    18                    82                   184                   308
   ----------            ----------            ----------            ----------            ----------            ----------

   $   79,675            $    3,746            $   93,770            $  406,202            $  960,367            $2,191,083
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         EQUITY INDEX                                                         MFS(R)
                                          PORTFOLIO -                                   MFS(R)               EMERGING
                                           CLASS II            FUNDAMENTAL               BOND                 GROWTH
                                            SHARES           VALUE PORTFOLIO            SERIES                SERIES
                                         ------------        ---------------          ----------            ----------
ASSETS:
  Investments at market value:            $  440,323            $  175,861            $1,878,493            $2,782,047

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               440,323               175,861             1,878,493             2,782,047
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                    75                    30                   241                   348
    Administrative fees ......                     9                     4                    38                    57
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    84                    34                   279                   405
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  440,239            $  175,827            $1,878,214            $2,781,642
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                 PUTNAM VT
      MFS(R)                                      MFS(R)               MFS(R)             TOTAL RETURN           SMALL CAP
      MONEY                MFS(R)               STRATEGIC              TOTAL              PORTFOLIO -           VALUE FUND -
      MARKET              RESEARCH                INCOME               RETURN            ADMINISTRATIVE           CLASS IB
      SERIES               SERIES                 SERIES               SERIES                CLASS                 SHARES
   ----------            ----------            ----------            ----------          --------------         ------------

   $1,082,418            $2,071,207            $  193,059            $4,091,551            $  408,733            $   27,440


          282                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    1,082,700             2,071,207               193,059             4,091,551               408,733                27,440
   ----------            ----------            ----------            ----------            ----------            ----------




          140                   251                    22                   516                    70                     5
           23                    42                     4                    84                     8                     1
   ----------            ----------            ----------            ----------            ----------            ----------

          163                   293                    26                   600                    78                     6
   ----------            ----------            ----------            ----------            ----------            ----------

   $1,082,537            $2,070,914            $  193,033            $4,090,951            $  408,655            $   27,434
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            ALL CAP             HIGH YIELD            INVESTORS
                                            FUND -              BOND FUND -            FUND -              TOTAL RETURN
                                            CLASS I              CLASS I               CLASS I            FUND - CLASS I
                                          ----------            -----------           ----------          --------------
ASSETS:
  Investments at market value:            $1,180,622            $  337,391            $1,411,535            $  607,887

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,180,622               337,391             1,411,535               607,887
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   206                    58                   239                   103
    Administrative fees ......                    25                     7                    28                    13
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   231                    65                   267                   116
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,180,391            $  337,326            $1,411,268            $  607,771
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                    SMITH BARNEY
       SB                                                              PREMIER
   GOVERNMENT           SMITH BARNEY                                 SELECTIONS
   PORTFOLIO -           GROWTH AND           SMITH BARNEY             ALL CAP               EQUITY
     CLASS A               INCOME               LARGE CAP               GROWTH               INCOME              LARGE CAP
     SHARES               PORTFOLIO          CORE PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO
   -----------          ------------         --------------         ------------           ----------            ----------

   $    7,381            $  201,224            $   89,425            $  191,281            $   54,769            $2,577,908


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

        7,381               201,224                89,425               191,281                54,769             2,577,908
   ----------            ----------            ----------            ----------            ----------            ----------




            1                    34                    15                    33                     9                   445
           --                     4                     2                     4                     1                    53
   ----------            ----------            ----------            ----------            ----------            ----------

            1                    38                    17                    37                    10                   498
   ----------            ----------            ----------            ----------            ----------            ----------

   $    7,380            $  201,186            $   89,408            $  191,244            $   54,759            $2,577,410
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                MFS                                   TRAVELERS
                                        MERRILL LYNCH         EMERGING             MFS MID             QUALITY
                                          LARGE CAP            GROWTH            CAP GROWTH              BOND
                                        CORE PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        --------------        ---------          ----------           ---------
ASSETS:
  Investments at market value:            $476,216            $246,991            $992,615            $723,871

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             476,216             246,991             992,615             723,871
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                  81                  42                 176                 124
    Administrative fees ......                  10                   5                  21                  15
                                          --------            --------            --------            --------

      Total Liabilities ......                  91                  47                 197                 139
                                          --------            --------            --------            --------

NET ASSETS:                               $476,125            $246,944            $992,418            $723,732
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                               SMITH BARNEY
                             MFS                PIONEER             SMITH BARNEY                                   LARGE
  AIM CAPITAL               TOTAL              STRATEGIC             AGGRESSIVE            SMITH BARNEY        CAPITALIZATION
  APPRECIATION             RETURN                INCOME                GROWTH               LARGE CAP             GROWTH
   PORTFOLIO              PORTFOLIO            PORTFOLIO              PORTFOLIO          VALUE PORTFOLIO         PORTFOLIO
  ------------           ----------            ----------           ------------         ---------------       --------------

   $  993,804            $1,400,206            $  727,201            $2,093,937            $   11,797            $   32,686


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      993,804             1,400,206               727,201             2,093,937                11,797                32,686
   ----------            ----------            ----------            ----------            ----------            ----------




          178                   238                   124                   253                     2                     6
           21                    29                    15                    43                    --                     1
   ----------            ----------            ----------            ----------            ----------            ----------

          199                   267                   139                   296                     2                     7
   ----------            ----------            ----------            ----------            ----------            ----------

   $  993,605            $1,399,939            $  727,062            $2,093,641            $   11,795            $   32,679
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                  EMERGING         SMITH BARNEY
                                                              COMSTOCK             GROWTH            SMALL CAP
                                        SMITH BARNEY        PORTFOLIO -          PORTFOLIO -          GROWTH
                                           MID CAP            CLASS II            CLASS II         OPPORTUNITIES
                                       CORE PORTFOLIO          SHARES              SHARES            PORTFOLIO
                                       --------------       -----------          -----------       -------------
ASSETS:
  Investments at market value:            $ 37,994            $ 29,509            $  3,056            $862,789

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........              37,994              29,509               3,056             862,789
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                   6                   5                   1                 115
    Administrative fees ......                   1                   1                  --                  18
                                          --------            --------            --------            --------

      Total Liabilities ......                   7                   6                   1                 133
                                          --------            --------            --------            --------

NET ASSETS:                               $ 37,987            $ 29,503            $  3,055            $862,656
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     EQUITY -
      INCOME                GROWTH                   HIGH                                                             CONTRAFUND(R)
   PORTFOLIO -            PORTFOLIO -               INCOME                OVERSEAS             CONTRAFUND(R)           PORTFOLIO -
     INITIAL                INITIAL               PORTFOLIO -            PORTFOLIO -            PORTFOLIO -              SERVICE
      CLASS                  CLASS               INITIAL CLASS          INITIAL CLASS          INITIAL CLASS             CLASS 2
   -----------            -----------            -------------          -------------          -------------          -------------

   $ 5,218,652            $ 3,456,666             $ 1,852,543            $ 1,011,273            $ 5,436,810            $   236,305


            --                     (1)                     --                     --                     --                     --
   -----------            -----------             -----------            -----------            -----------            -----------

     5,218,652              3,456,665               1,852,543              1,011,273              5,436,810                236,305
   -----------            -----------             -----------            -----------            -----------            -----------




           628                    461                     235                    120                    682                     40
           106                     70                      38                     20                    110                      4
   -----------            -----------             -----------            -----------            -----------            -----------

           734                    531                     273                    140                    792                     44
   -----------            -----------             -----------            -----------            -----------            -----------

   $ 5,217,918            $ 3,456,134             $ 1,852,270            $ 1,011,133            $ 5,436,018            $   236,261
   ===========            ===========             ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                  DYNAMIC
                                                                  CAPITAL
                                                                APPRECIATION
                                           INDEX 500             PORTFOLIO -
                                          PORTFOLIO -              SERVICE
                                         INITIAL CLASS             CLASS 2               COMBINED
                                         -------------          ------------            -----------
ASSETS:
  Investments at market value:            $ 5,349,232            $     5,402            $71,763,662

  Receivables:
    Dividends ................                      2                     --                  1,869
                                          -----------            -----------            -----------

      Total Assets ...........              5,349,234                  5,402             71,765,531
                                          -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    660                      1                  9,763
    Administrative fees ......                    110                     --                  1,471
                                          -----------            -----------            -----------

      Total Liabilities ......                    770                      1                 11,234
                                          -----------            -----------            -----------

NET ASSETS:                               $ 5,348,464            $     5,401            $71,754,297
                                          ===========            ===========            ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                    AIM V.I.             AIM V.I.
                                                                                                     CAPITAL               CORE
                                                                                MONEY             APPRECIATION            EQUITY
                                                         HIGH YIELD             MARKET               FUND -               FUND -
                                                         BOND TRUST           PORTFOLIO             SERIES I             SERIES I
                                                        -----------          -----------          ------------         -----------
INVESTMENT INCOME:
  Dividends ...................................         $   120,930          $     1,546          $        --          $    17,451
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              20,126                2,496               20,937               19,037
  Administrative fees .........................               2,415                  299                3,591                3,169
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              22,541                2,795               24,528               22,206
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              98,389               (1,249)             (24,528)              (4,755)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments              (1,924)                  --             (479,379)            (493,862)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................              (1,924)                  --             (479,379)            (493,862)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             290,574                   --            1,082,328              908,551
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $   387,039          $    (1,249)         $   578,421          $   409,934
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         AIM V.I.              AIM V.I.            AIM V.I.             AIM V.I.
                                                        GOVERNMENT              GROWTH           INTERNATIONAL           PREMIER
                                                        SECURITIES              FUND -           GROWTH FUND -        EQUITY FUND -
                                                      FUND - SERIES I          SERIES I            SERIES I             SERIES I
                                                      ---------------        -----------         -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................         $    45,239          $        --          $    11,913          $    16,576
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................              20,950                6,454               20,544               53,907
  Administrative fees .........................               3,287                1,049                3,525                8,766
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................              24,237                7,503               24,069               62,673
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              21,002               (7,503)             (12,156)             (46,097)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 684                   --                   --                   --
    Realized gain (loss) on sale of investments              86,305             (366,792)            (518,075)            (946,197)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................              86,989             (366,792)            (518,075)            (946,197)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................            (114,085)             554,158            1,086,087            2,228,499
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $    (6,094)         $   179,863          $   555,856          $ 1,236,205
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                        TEMPLETON
                                                                                         FOREIGN
ALLIANCEBERNSTEIN                           ALLIANCEBERNSTEIN        FRANKLIN           SECURITIES
    GROWTH AND         ALLIANCEBERNSTEIN        TECHNOLOGY           SMALL CAP            FUND -
INCOME PORTFOLIO -      PREMIER GROWTH         PORTFOLIO -        FUND - CLASS 2         CLASS 2           APPRECIATION
     CLASS B          PORTFOLIO - CLASS B        CLASS B              SHARES              SHARES             PORTFOLIO
------------------    -------------------   -----------------     --------------        ----------         ------------

    $     586             $      --             $      --            $      --           $  14,696           $  12,856
    ---------             ---------             ---------            ---------           ---------           ---------


          857                    42                 1,104                4,622              10,664              19,455
          103                     4                   133                  555               1,280               3,328
    ---------             ---------             ---------            ---------           ---------           ---------

          960                    46                 1,237                5,177              11,944              22,783
    ---------             ---------             ---------            ---------           ---------           ---------

         (374)                  (46)               (1,237)              (5,177)              2,752              (9,927)
    ---------             ---------             ---------            ---------           ---------           ---------



           --                    --                    --                   --                  --                  --
          (60)                   (3)              (66,031)             (34,194)           (130,851)           (143,683)
    ---------             ---------             ---------            ---------           ---------           ---------

          (60)                   (3)              (66,031)             (34,194)           (130,851)           (143,683)
    ---------             ---------             ---------            ---------           ---------           ---------


       18,986                   717                95,905              153,925             358,160             618,520
    ---------             ---------             ---------            ---------           ---------           ---------



    $  18,552             $     668             $  28,637            $ 114,554           $ 230,061           $ 464,910
    =========             =========             =========            =========           =========           =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        EQUITY INDEX                                                      MFS(R)
                                                         PORTFOLIO -                                                     EMERGING
                                                           CLASS II          FUNDAMENTAL             MFS(R)               GROWTH
                                                           SHARES          VALUE PORTFOLIO        BOND SERIES             SERIES
                                                        ------------       ---------------        -----------          -----------
INVESTMENT INCOME:
  Dividends ...................................         $     3,928          $       907          $   129,732          $        --
                                                        -----------          -----------          -----------          -----------

EXPENSES:
  Insurance charges ...........................               5,230                1,728               19,927               26,461
  Administrative fees .........................                 628                  207                3,228                4,372
                                                        -----------          -----------          -----------          -----------

    Total expenses ............................               5,858                1,935               23,155               30,833
                                                        -----------          -----------          -----------          -----------

      Net investment income (loss) ............              (1,930)              (1,028)             106,577              (30,833)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments             (30,105)              (2,218)              79,366           (1,138,656)
                                                        -----------          -----------          -----------          -----------

      Realized gain (loss) ....................             (30,105)              (2,218)              79,366           (1,138,656)
                                                        -----------          -----------          -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................             130,393               47,603              (15,020)           1,883,338
                                                        -----------          -----------          -----------          -----------


  Net increase (decrease) in net assets
    resulting from operations .................         $    98,358          $    44,357          $   170,923          $   713,849
                                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                PUTNAM VT
     MFS(R)                                MFS(R)                            TOTAL RETURN       SMALL CAP
     MONEY              MFS(R)           STRATEGIC           MFS(R)           PORTFOLIO -      VALUE FUND -
     MARKET            RESEARCH            INCOME         TOTAL RETURN      ADMINISTRATIVE      CLASS IB
     SERIES             SERIES             SERIES            SERIES              CLASS           SHARES
   ---------          ---------          ---------        ------------      --------------     ------------

   $  13,931          $  14,769          $  16,378         $  82,467          $   8,439         $     214
   ---------          ---------          ---------         ---------          ---------         ---------


      19,583             18,848              2,429            40,832              3,814               418
       3,288              3,176                426             6,759                458                50
   ---------          ---------          ---------         ---------          ---------         ---------

      22,871             22,024              2,855            47,591              4,272               468
   ---------          ---------          ---------         ---------          ---------         ---------

      (8,940)            (7,255)            13,523            34,876              4,167              (254)
   ---------          ---------          ---------         ---------          ---------         ---------



          --                 --                 --                --              3,166                --
          --           (504,108)             6,624            (3,271)               637             8,926
   ---------          ---------          ---------         ---------          ---------         ---------

          --           (504,108)             6,624            (3,271)             3,803             8,926
   ---------          ---------          ---------         ---------          ---------         ---------


          --            938,848              3,784           572,980              1,387             4,315
   ---------          ---------          ---------         ---------          ---------         ---------



   $  (8,940)         $ 427,485          $  23,931         $ 604,585          $   9,357         $  12,987
   =========          =========          =========         =========          =========         =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                          HIGH YIELD         INVESTORS
                                                          ALL CAP         BOND FUND -          FUND -         TOTAL RETURN
                                                      FUND - CLASS I       CLASS I            CLASS I        FUND - CLASS I
                                                      --------------      -----------        ---------       --------------
INVESTMENT INCOME:
  Dividends ...................................         $   2,705          $  20,134         $  17,410          $   9,253
                                                        ---------          ---------         ---------          ---------

EXPENSES:
  Insurance charges ...........................            13,933              3,824            15,824              7,918
  Administrative fees .........................             1,672                459             1,899                950
                                                        ---------          ---------         ---------          ---------

    Total expenses ............................            15,605              4,283            17,723              8,868
                                                        ---------          ---------         ---------          ---------

      Net investment income (loss) ............           (12,900)            15,851              (313)               385
                                                        ---------          ---------         ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                --              7,035
    Realized gain (loss) on sale of investments           (21,388)               100           (74,082)           (23,288)
                                                        ---------          ---------         ---------          ---------

      Realized gain (loss) ....................           (21,388)               100           (74,082)           (16,253)
                                                        ---------          ---------         ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           394,480             45,624           404,378             93,151
                                                        ---------          ---------         ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $ 360,192          $  61,575         $ 329,983          $  77,283
                                                        =========          =========         =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          SMITH BARNEY
       SB                                                    PREMIER
   GOVERNMENT        SMITH BARNEY                          SELECTIONS
  PORTFOLIO -         GROWTH AND       SMITH BARNEY          ALL CAP             EQUITY             LARGE
    CLASS A             INCOME           LARGE CAP           GROWTH              INCOME              CAP
     SHARES            PORTFOLIO      CORE PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
  -----------        ------------     --------------      ------------         ---------          ---------

   $     234          $   1,020          $     351          $      --          $     438          $   9,337
   ---------          ---------          ---------          ---------          ---------          ---------


         204              2,212              1,060              1,821                618             30,051
          24                266                127                219                 74              3,606
   ---------          ---------          ---------          ---------          ---------          ---------

         228              2,478              1,187              2,040                692             33,657
   ---------          ---------          ---------          ---------          ---------          ---------

           6             (1,458)              (836)            (2,040)              (254)           (24,320)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
       2,863             (2,776)            (5,794)           (10,048)            (1,705)          (196,136)
   ---------          ---------          ---------          ---------          ---------          ---------

       2,863             (2,776)            (5,794)           (10,048)            (1,705)          (196,136)
   ---------          ---------          ---------          ---------          ---------          ---------


      (2,817)            49,424             24,101             53,504             14,296            727,340
   ---------          ---------          ---------          ---------          ---------          ---------



   $      52          $  45,190          $  17,471          $  41,416          $  12,337          $ 506,884
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                               MFS MID
                                                      MERRILL LYNCH       MFS EMERGING           CAP             TRAVELERS
                                                        LARGE CAP            GROWTH            GROWTH          QUALITY BOND
                                                     CORE PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     --------------       ------------        ---------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $   3,014          $      --          $      --          $  34,756
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................             6,446              2,961             11,594              9,729
  Administrative fees .........................               773                355              1,391              1,168
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................             7,219              3,316             12,985             10,897
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............            (4,205)            (3,316)           (12,985)            23,859
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --              1,716
    Realized gain (loss) on sale of investments           (86,638)          (144,375)          (309,827)             6,011
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................           (86,638)          (144,375)          (309,827)             7,727
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................           180,566            200,499            603,151              9,692
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $  89,723          $  52,808          $ 280,339          $  41,278
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                SMITH BARNEY
      AIM                MFS              PIONEER         SMITH BARNEY        SMITH BARNEY          LARGE
    CAPITAL             TOTAL            STRATEGIC          AGGRESSIVE          LARGE CAP       CAPITALIZATION
  APPRECIATION         RETURN              INCOME            GROWTH               VALUE             GROWTH
   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
  ------------        ---------          ---------        ------------        ------------      --------------

   $      --          $  29,591          $  62,142          $      --          $     180          $       6
   ---------          ---------          ---------          ---------          ---------          ---------


      12,716             16,653              9,759             15,553                197                 46
       1,526              1,998              1,171              2,619                 24                  5
   ---------          ---------          ---------          ---------          ---------          ---------

      14,242             18,651             10,930             18,172                221                 51
   ---------          ---------          ---------          ---------          ---------          ---------

     (14,242)            10,940             51,212            (18,172)               (41)               (45)
   ---------          ---------          ---------          ---------          ---------          ---------



          --                 --                 --                 --                 --                 --
    (341,308)           (13,174)           (38,902)           (80,190)              (523)                 1
   ---------          ---------          ---------          ---------          ---------          ---------

    (341,308)           (13,174)           (38,902)           (80,190)              (523)                 1
   ---------          ---------          ---------          ---------          ---------          ---------


     599,078            189,423            114,870            596,339              3,506              1,592
   ---------          ---------          ---------          ---------          ---------          ---------



   $ 243,528          $ 187,189          $ 127,180          $ 497,977          $   2,942          $   1,548
   =========          =========          =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                              EMERGING         SMITH BARNEY
                                                                            COMSTOCK           GROWTH            SMALL CAP
                                                      SMITH BARNEY        PORTFOLIO -        PORTFOLIO -           GROWTH
                                                         MID CAP            CLASS II          CLASS II         OPPORTUNITIES
                                                     CORE PORTFOLIO          SHARES             SHARES           PORTFOLIO
                                                     --------------       -----------        -----------       -------------
INVESTMENT INCOME:
  Dividends ...................................         $      --          $     209          $      --          $      --
                                                        ---------          ---------          ---------          ---------

EXPENSES:
  Insurance charges ...........................               107                305                 43              6,985
  Administrative fees .........................                13                 37                  5              1,079
                                                        ---------          ---------          ---------          ---------

    Total expenses ............................               120                342                 48              8,064
                                                        ---------          ---------          ---------          ---------

      Net investment income (loss) ............              (120)              (133)               (48)            (8,064)
                                                        ---------          ---------          ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                 --
    Realized gain (loss) on sale of investments                 6                 79               (205)          (101,238)
                                                        ---------          ---------          ---------          ---------

      Realized gain (loss) ....................                 6                 79               (205)          (101,238)
                                                        ---------          ---------          ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             2,866              6,993              1,185            352,780
                                                        ---------          ---------          ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................         $   2,752          $   6,939          $     932          $ 243,478
                                                        =========          =========          =========          =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     EQUITY -                                                                                              CONTRAFUND(R)
      INCOME              GROWTH             HIGH INCOME           OVERSEAS           CONTRAFUND(R)         PORTFOLIO -
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            SERVICE
  INITIAL CLASS        INITIAL CLASS        INITIAL CLASS        INITIAL CLASS        INITIAL CLASS           CLASS 2
  -------------        -------------        -------------        -------------        -------------        -------------

   $   100,092          $    10,348          $   130,943          $     9,125          $    27,069          $       747
   -----------          -----------          -----------          -----------          -----------          -----------


        44,509               32,526               16,072                8,733               48,246                2,815
         7,526                5,010                2,602                1,493                7,894                  338
   -----------          -----------          -----------          -----------          -----------          -----------

        52,035               37,536               18,674               10,226               56,140                3,153
   -----------          -----------          -----------          -----------          -----------          -----------

        48,057              (27,188)             112,269               (1,101)             (29,071)              (2,406)
   -----------          -----------          -----------          -----------          -----------          -----------



            --                   --                   --                   --                   --                   --
      (389,385)            (860,078)            (229,558)            (271,906)            (305,136)              (4,835)
   -----------          -----------          -----------          -----------          -----------          -----------

      (389,385)            (860,078)            (229,558)            (271,906)            (305,136)              (4,835)
   -----------          -----------          -----------          -----------          -----------          -----------


     1,607,873            1,778,241              512,227              619,125            1,584,232               60,618
   -----------          -----------          -----------          -----------          -----------          -----------



   $ 1,266,545          $   890,975          $   394,938          $   346,118          $ 1,250,025          $    53,377
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                             DYNAMIC CAPITAL
                                                                               APPRECIATION
                                                          INDEX 500            PORTFOLIO -
                                                         PORTFOLIO -             SERVICE
                                                        INITIAL CLASS            CLASS 2              COMBINED
                                                        -------------        ---------------        ------------
INVESTMENT INCOME:
  Dividends ...................................         $    112,779          $         --          $  1,094,441
                                                        ------------          ------------          ------------

EXPENSES:
  Insurance charges ...........................               61,198                    52               725,175
  Administrative fees .........................               10,362                     6               110,787
                                                        ------------          ------------          ------------

    Total expenses ............................               71,560                    58               835,962
                                                        ------------          ------------          ------------

      Net investment income (loss) ............               41,219                   (58)              258,479
                                                        ------------          ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                    --                12,601
    Realized gain (loss) on sale of investments             (780,178)                   21            (8,961,143)
                                                        ------------          ------------          ------------

      Realized gain (loss) ....................             (780,178)                   21            (8,948,542)
                                                        ------------          ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................            2,348,732                 1,306            24,028,328
                                                        ------------          ------------          ------------


  Net increase (decrease) in net assets
    resulting from operations .................         $  1,609,773          $      1,269          $ 15,338,265
                                                        ============          ============          ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                            AIM V.I.
                                                                                                             CAPITAL
                                                                                 MONEY                    APPRECIATION
                                                   HIGH YIELD                    MARKET                      FUND -
                                                   BOND TRUST                  PORTFOLIO                    SERIES I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    98,389   $   192,102   $    (1,249)  $       (36)  $   (24,528)  $   (37,539)
  Realized gain (loss) ..................       (1,924)       (5,757)           --            --      (479,379)     (474,090)
  Change in unrealized gain (loss)
    on investments ......................      290,574      (143,642)           --            --     1,082,328      (616,940)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      387,039        42,703        (1,249)          (36)      578,421    (1,128,569)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         6,000            --           500         7,323         5,208
  Participant transfers from other
    funding options .....................       15,826         7,474        75,514        42,799        44,742        72,496
  Administrative charges ................          (14)          (91)          (42)         (143)         (137)         (947)
  Contract surrenders ...................      (85,427)      (60,866)      (49,551)     (137,816)     (565,001)     (494,614)
  Participant transfers to other
    funding options .....................         (578)      (99,133)      (51,447)      (39,721)     (332,009)     (392,926)
  Other payments to participants ........           --            --            --      (134,268)       (6,257)      (10,566)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (70,193)     (146,616)      (25,526)     (268,649)     (851,339)     (821,349)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      316,846      (103,913)      (26,775)     (268,685)     (272,918)   (1,949,918)


NET ASSETS:
    Beginning of year ...................    1,458,122     1,562,035       229,725       498,410     2,716,340     4,666,258
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,774,968   $ 1,458,122   $   202,950   $   229,725   $ 2,443,422   $ 2,716,340
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                AIM V.I.
                                                    AIM V.I.                   GOVERNMENT                  AIM V.I.
                                                  CORE EQUITY                  SECURITIES                   GROWTH
                                                     FUND -                      FUND -                     FUND -
                                                    SERIES I                    SERIES I                   SERIES I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (4,755)  $   (25,992)  $    21,002   $    21,198   $    (7,503)  $   (10,772)
  Realized gain (loss) ..................     (493,862)     (399,987)       86,989        46,007      (366,792)     (241,622)
  Change in unrealized gain (loss)
    on investments ......................      908,551      (232,084)     (114,085)      152,394       554,158      (161,216)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      409,934      (658,063)       (6,094)      219,599       179,863      (413,610)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........          581         3,654         3,000         7,137           350         2,424
  Participant transfers from other
    funding options .....................       12,218       109,248       185,913       612,833        22,200         9,527
  Administrative charges ................         (123)         (839)         (164)         (322)          (78)         (390)
  Contract surrenders ...................     (927,295)     (571,757)     (878,391)     (326,048)     (230,671)     (110,169)
  Participant transfers to other
    funding options .....................     (260,296)     (374,618)     (287,985)     (416,534)      (55,606)     (102,523)
  Other payments to participants ........      (91,167)      (15,992)      (18,106)           --       (46,970)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (1,266,082)     (850,304)     (995,733)     (122,934)     (310,775)     (201,131)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets     (856,148)   (1,508,367)   (1,001,827)       96,665      (130,912)     (614,741)


NET ASSETS:
    Beginning of year ...................    2,713,775     4,222,142     2,817,628     2,720,963       762,043     1,376,784
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,857,627   $ 2,713,775   $ 1,815,801   $ 2,817,628   $   631,131   $   762,043
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 ALLIANCEBERNSTEIN
         AIM V.I.                       AIM V.I.                    GROWTH AND                ALLIANCEBERNSTEIN
       INTERNATIONAL                     PREMIER                      INCOME                    PREMIER GROWTH
       GROWTH FUND -                  EQUITY FUND -                 PORTFOLIO -                  PORTFOLIO -
         SERIES I                       SERIES I                      CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    (12,156)  $    (17,345)  $    (46,097)  $    (66,391)  $       (374)  $       (355)  $        (46)  $        (25)
    (518,075)      (406,801)      (946,197)    (1,100,487)           (60)         1,171             (3)            (3)

   1,086,087       (181,585)     2,228,499     (2,253,105)        18,986        (10,927)           717           (539)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     555,856       (605,731)     1,236,205     (3,419,983)        18,552        (10,111)           668           (567)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       9,855          8,041         13,213         14,276             --             --             --             --

      75,906         31,678         30,562        173,971             --         61,886             --          3,645
         (74)          (741)          (186)        (2,254)            --             --             --             --
    (594,856)      (492,509)    (1,244,153)      (819,429)            --             --             --             --

    (198,988)      (288,825)      (383,711)    (1,166,017)            --             --             --             --
     (84,589)        (6,081)       (38,691)       (59,244)            --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


    (792,746)      (748,437)    (1,622,966)    (1,858,697)            --         61,886             --          3,645
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (236,890)    (1,354,168)      (386,761)    (5,278,680)        18,552         51,775            668          3,078



   2,703,656      4,057,824      6,211,221     11,489,901         61,123          9,348          3,078             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  2,466,766   $  2,703,656   $  5,824,460   $  6,211,221   $     79,675   $     61,123   $      3,746   $      3,078
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                          TEMPLETON
                                                                                FRANKLIN                   FOREIGN
                                                ALLIANCEBERNSTEIN               SMALL CAP                SECURITIES
                                                    TECHNOLOGY                   FUND -                     FUND -
                                                   PORTFOLIO -                   CLASS 2                   CLASS 2
                                                     CLASS B                     SHARES                    SHARES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (1,237)  $    (2,398)  $    (5,177)  $    (4,954)  $     2,752   $     2,537
  Realized gain (loss) ..................      (66,031)      (88,343)      (34,194)      (53,120)     (130,851)     (101,113)
  Change in unrealized gain (loss)
    on investments ......................       95,905       (13,486)      153,925      (105,076)      358,160      (128,398)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       28,637      (104,227)      114,554      (163,150)      230,061      (226,974)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --            --            --            --         1,360         1,560
  Participant transfers from other
    funding options .....................          349         2,293        13,007        34,625        17,263        21,916
  Administrative charges ................           (1)          (51)           (7)         (148)           (2)         (275)
  Contract surrenders ...................      (10,102)      (15,081)      (45,973)      (32,506)      (55,526)      (75,134)
  Participant transfers to other
    funding options .....................      (26,704)      (41,618)      (13,417)      (34,252)      (98,313)      (63,928)
  Other payments to participants ........           --            --            --        (1,523)           --        (2,157)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (36,458)      (54,457)      (46,390)      (33,804)     (135,218)     (118,018)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       (7,821)     (158,684)       68,164      (196,954)       94,843      (344,992)


NET ASSETS:
    Beginning of year ...................      101,591       260,275       338,038       534,992       865,524     1,210,516
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $    93,770   $   101,591   $   406,202   $   338,038   $   960,367   $   865,524
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                   EQUITY INDEX
                                   PORTFOLIO -
      APPRECIATION                   CLASS II                  FUNDAMENTAL                   MFS(R)
        PORTFOLIO                     SHARES                 VALUE PORTFOLIO              BOND SERIES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (9,927)  $     5,547   $    (1,930)  $     1,211   $    (1,028)  $       131   $   106,577   $   151,957
   (143,683)     (368,343)      (30,105)      (68,129)       (2,218)        1,195        79,366        22,914

    618,520      (409,275)      130,393       (79,019)       47,603       (25,673)      (15,020)       68,956
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    464,910      (772,071)       98,358      (145,937)       44,357       (24,347)      170,923       243,827
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      3,500         2,800            --         1,000         2,500         9,900           540         9,162

    530,178       257,262            --         2,218        35,437        84,469       185,801       973,963
       (193)       (1,201)           --          (210)           (2)           --           (85)         (413)
   (869,311)   (1,103,003)       (5,348)      (52,751)      (19,776)       (4,325)     (954,465)     (754,544)

    (60,401)     (633,366)      (57,794)     (128,886)       (4,519)           --      (482,719)     (583,681)
   (137,904)     (289,054)           --            --            --            --        (9,037)      (93,222)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (534,131)   (1,766,562)      (63,142)     (178,629)       13,640        90,044    (1,259,965)     (448,735)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (69,221)   (2,538,633)       35,216      (324,566)       57,997        65,697    (1,089,042)     (204,908)



  2,260,304     4,798,937       405,023       729,589       117,830        52,133     2,967,256     3,172,164
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 2,191,083   $ 2,260,304   $   440,239   $   405,023   $   175,827   $   117,830   $ 1,878,214   $ 2,967,256
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                MFS(R)
                                                      MFS(R)                    MONEY                       MFS(R)
                                                     EMERGING                   MARKET                     RESEARCH
                                                  GROWTH SERIES                 SERIES                      SERIES
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (30,833)  $   (50,567)  $    (8,940)  $     7,675   $    (7,255)  $   (25,398)
  Realized gain (loss) ..................   (1,138,656)   (1,213,527)           --            --      (504,108)     (557,803)
  Change in unrealized gain (loss)
    on investments ......................    1,883,338      (968,053)           --            --       938,848      (445,502)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      713,849    (2,232,147)       (8,940)        7,675       427,485    (1,028,703)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,656         5,006            --            --         2,250         9,225
  Participant transfers from other
    funding options .....................       59,696        45,458       671,332     3,427,946        13,103        14,485
  Administrative charges ................         (135)         (947)         (151)         (274)          (74)         (814)
  Contract surrenders ...................   (1,064,953)     (632,948)   (1,313,537)   (1,568,139)     (607,069)     (637,814)
  Participant transfers to other
    funding options .....................     (196,965)     (807,848)   (1,860,059)   (1,524,313)     (125,645)     (360,516)
  Other payments to participants ........      (28,222)       (8,427)           --            --       (69,373)      (37,829)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (1,226,923)   (1,399,706)   (2,502,415)      335,220      (786,808)   (1,013,263)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets     (513,074)   (3,631,853)   (2,511,355)      342,895      (359,323)   (2,041,966)


NET ASSETS:
    Beginning of year ...................    3,294,716     6,926,569     3,593,892     3,250,997     2,430,237     4,472,203
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 2,781,642   $ 3,294,716   $ 1,082,537   $ 3,593,892   $ 2,070,914   $ 2,430,237
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                            PUTNAM VT
           MFS(R)                                             TOTAL RETURN                  SMALL CAP
         STRATEGIC                    MFS(R)                   PORTFOLIO -                 VALUE FUND -
          INCOME                   TOTAL RETURN              ADMINISTRATIVE                  CLASS IB
          SERIES                      SERIES                      CLASS                       SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    13,523   $    12,014   $    34,876   $    43,398   $     4,167   $     3,936   $      (254)  $      (361)
      6,624        (3,536)       (3,271)       29,145         3,803         2,356         8,926           655

      3,784        16,566       572,980      (475,273)        1,387         5,624         4,315         2,101
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     23,931        25,044       604,585      (402,730)        9,357        11,916        12,987         2,395
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      1,800         2,401         4,163        38,778            --            --            --            --

     76,171        15,292       362,052       642,746       247,417       162,077         9,938        66,028
         --           (45)         (155)         (836)           --           (20)           --           (10)
    (84,666)      (57,699)   (1,388,507)   (1,089,353)      (53,376)      (34,717)         (482)      (29,011)

    (31,928)     (104,445)     (309,778)     (873,270)      (18,208)       (7,824)      (48,324)           --
   (109,622)           --      (176,694)      (57,717)           --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (148,245)     (144,496)   (1,508,919)   (1,339,652)      175,833       119,516       (38,868)       37,007
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   (124,314)     (119,452)     (904,334)   (1,742,382)      185,190       131,432       (25,881)       39,402



    317,347       436,799     4,995,285     6,737,667       223,465        92,033        53,315        13,913
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   193,033   $   317,347   $ 4,090,951   $ 4,995,285   $   408,655   $   223,465   $    27,434   $    53,315
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    ALL CAP                   HIGH YIELD                   INVESTORS
                                                     FUND -                   BOND FUND -                   FUND -
                                                    CLASS I                     CLASS I                     CLASS I
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (12,900)  $   (14,937)  $    15,851   $    15,416   $      (313)  $    (3,927)
  Realized gain (loss) ..................      (21,388)      (97,587)          100        (3,542)      (74,082)      (21,104)
  Change in unrealized gain (loss)
    on investments ......................      394,480      (361,858)       45,624         3,102       404,378      (390,985)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      360,192      (474,382)       61,575        14,976       329,983      (416,016)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........          480        12,208         2,500         6,000         1,634         1,782
  Participant transfers from other
    funding options .....................       17,668       152,674        21,192        12,312         2,553        23,387
  Administrative charges ................          (14)         (314)           --           (79)           (7)         (298)
  Contract surrenders ...................     (144,296)     (162,592)      (19,091)      (21,405)     (141,238)      (37,287)
  Participant transfers to other
    funding options .....................     (113,995)     (192,113)           --            --       (45,650)      (37,106)
  Other payments to participants ........       (3,220)       (4,941)           --        (5,290)       14,284        (4,716)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (243,377)     (195,078)        4,601        (8,462)     (168,424)      (54,238)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      116,815      (669,460)       66,176         6,514       161,559      (470,254)


NET ASSETS:
    Beginning of year ...................    1,063,576     1,733,036       271,150       264,636     1,249,709     1,719,963
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $ 1,180,391   $ 1,063,576   $   337,326   $   271,150   $ 1,411,268   $ 1,249,709
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                  SB
                              GOVERNMENT             SMITH BARNEY
                              PORTFOLIO -             GROWTH AND             SMITH BARNEY
     TOTAL RETURN               CLASS A                  INCOME                LARGE CAP
    FUND - CLASS I              SHARES                 PORTFOLIO            CORE PORTFOLIO
---------------------   ---------------------   ---------------------   ---------------------
   2003        2002        2003        2002        2003        2002        2003        2002
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

$     385   $    (180)  $       6   $     147   $  (1,458)  $  (1,576)  $    (836)  $  (2,041)
  (16,253)     (7,283)      2,863       3,005      (2,776)    (24,806)     (5,794)    (94,756)

   93,151     (63,464)     (2,817)       (255)     49,424     (34,822)     24,101      20,090
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   77,283     (70,927)         52       2,897      45,190     (61,204)     17,471     (76,707)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


    1,634       1,782          --          --          --       3,780          --       2,700

   14,325      44,970          --       4,860          --       3,040          89       2,804
       (5)       (118)         --          (2)         --         (82)         --         (78)
 (161,112)    (35,467)         --      (4,845)     (6,053)    (48,306)     (6,132)    (84,643)

  (28,880)    (58,429)    (26,750)    (22,938)       (280)     (8,088)        (94)    (76,752)
  (30,963)     (5,058)         --          --          --      (3,930)         --      (3,437)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


 (205,001)    (52,320)    (26,750)    (22,925)     (6,333)    (53,586)     (6,137)   (159,406)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

 (127,718)   (123,247)    (26,698)    (20,028)     38,857    (114,790)     11,334    (236,113)



  735,489     858,736      34,078      54,106     162,329     277,119      78,074     314,187
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$ 607,771   $ 735,489   $   7,380   $  34,078   $ 201,186   $ 162,329   $  89,408   $  78,074
=========   =========   =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  SMITH BARNEY
                                                     PREMIER
                                                   SELECTIONS
                                                    ALL CAP                      EQUITY
                                                     GROWTH                      INCOME                    LARGE CAP
                                                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $    (2,040)  $    (2,787)  $      (254)  $      (129)  $   (24,320)  $   (26,978)
  Realized gain (loss) ..................      (10,048)      (32,277)       (1,705)         (842)     (196,136)     (353,265)
  Change in unrealized gain (loss)
    on investments ......................       53,504       (41,019)       14,296        (8,112)      727,340      (415,464)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........       41,416       (76,083)       12,337        (9,083)      506,884      (795,707)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         1,080            --           500         3,300        54,800
  Participant transfers from other
    funding options .....................       34,500        19,394            54        13,771         1,745        64,884
  Administrative charges ................           --           (49)           (3)          (35)          (37)         (672)
  Contract surrenders ...................       (8,622)      (26,948)       (3,175)       (2,783)     (162,418)     (199,230)
  Participant transfers to other
    funding options .....................      (14,262)      (34,490)       (3,890)           --       (58,534)     (222,514)
  Other payments to participants ........           --        (4,002)           --            --       (33,977)      (10,136)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       11,616       (45,015)       (7,014)       11,453      (249,921)     (312,868)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       53,032      (121,098)        5,323         2,370       256,963    (1,108,575)


NET ASSETS:
    Beginning of year ...................      138,212       259,310        49,436        47,066     2,320,447     3,429,022
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   191,244   $   138,212   $    54,759   $    49,436   $ 2,577,410   $ 2,320,447
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        MFS                                                  TRAVELERS
       MERRILL LYNCH                 EMERGING                     MFS MID                     QUALITY
         LARGE CAP                    GROWTH                    CAP GROWTH                      BOND
      CORE PORTFOLIO                 PORTFOLIO                   PORTFOLIO                   PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    (4,205)  $    (5,534)  $    (3,316)  $    (4,928)  $   (12,985)  $   (17,169)  $    23,859   $    51,015
    (86,638)     (110,160)     (144,375)      (55,457)     (309,827)     (206,529)        7,727        15,418

    180,566       (95,423)      200,499       (99,702)      603,151      (688,319)        9,692       (30,752)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


     89,723      (211,117)       52,808      (160,087)      280,339      (912,017)       41,278        35,681
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


         --            --           240           464         2,460        29,360            --            --

        (14)        4,470           187        30,282        13,159        66,542        42,318       197,883
         (5)         (158)           (2)          (72)          (22)         (364)          (13)         (137)
    (25,344)      (16,711)      (11,213)      (14,220)     (171,437)      (68,570)     (157,037)      (87,325)

    (15,948)      (58,789)      (70,032)      (22,606)      (10,118)      (64,483)      (46,638)      (27,015)
   (105,454)       (5,984)         (292)           --        (7,784)       (2,923)           --       (18,301)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


   (146,765)      (77,172)      (81,112)       (6,152)     (173,742)      (40,438)     (161,370)       65,105
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    (57,042)     (288,289)      (28,304)     (166,239)      106,597      (952,455)     (120,092)      100,786



    533,167       821,456       275,248       441,487       885,821     1,838,276       843,824       743,038
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   476,125   $   533,167   $   246,944   $   275,248   $   992,418   $   885,821   $   723,732   $   843,824
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       AIM                                                  PIONEER
                                                     CAPITAL                   MFS TOTAL                   STRATEGIC
                                                   APPRECIATION                  RETURN                      INCOME
                                                    PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $   (14,242)  $   (19,023)  $    10,940   $    60,462   $    51,212   $   170,797
  Realized gain (loss) ..................     (341,308)     (240,174)      (13,174)       47,102       (38,902)       (7,153)
  Change in unrealized gain (loss)
    on investments ......................      599,078      (145,143)      189,423      (208,476)      114,870      (129,136)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........      243,528      (404,340)      187,189      (100,912)      127,180        34,508
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        3,000         3,000           240           464           120           520
  Participant transfers from other
    funding options .....................          432        22,860        66,784        67,722        43,225        28,798
  Administrative charges ................          (16)         (470)          (38)         (551)           (5)         (144)
  Contract surrenders ...................     (156,341)      (87,894)     (113,800)     (162,318)      (87,354)      (64,574)
  Participant transfers to other
    funding options .....................      (87,023)     (130,941)       (2,671)     (105,798)       (2,869)       (9,247)
  Other payments to participants ........      (77,718)       (4,045)      (36,778)      (23,007)     (144,487)      (17,207)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (317,666)     (197,490)      (86,263)     (223,488)     (191,370)      (61,854)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets      (74,138)     (601,830)      100,926      (324,400)      (64,190)      (27,346)


NET ASSETS:
    Beginning of year ...................    1,067,743     1,669,573     1,299,013     1,623,413       791,252       818,598
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $   993,605   $ 1,067,743   $ 1,399,939   $ 1,299,013   $   727,062   $   791,252
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              SMITH BARNEY
      SMITH BARNEY                 SMITH BARNEY                   LARGE
       AGGRESSIVE                    LARGE CAP                CAPITALIZATION             SMITH BARNEY
          GROWTH                       VALUE                      GROWTH                    MID CAP
        PORTFOLIO                    PORTFOLIO                  PORTFOLIO               CORE PORTFOLIO
-------------------------   -------------------------   -------------------------  -------------------------
    2003          2002          2003          2002          2003          2002         2003          2002
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

$   (18,172)  $   (18,762)  $       (41)  $       282   $       (45)  $        --  $      (120)  $        --
    (80,190)     (220,659)         (523)          (20)            1            --            6            --

    596,339      (601,328)        3,506        (3,635)        1,592            --        2,866            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------


    497,977      (840,749)        2,942        (3,373)        1,548            --        2,752            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------


      3,500        12,648            --            --            --            --           --            --

    582,742       443,859        11,935            --        31,131            --       35,235            --
       (156)       (1,131)           --            --            --            --           --            --
   (417,768)     (248,898)           --            --            --            --           --            --

    (19,454)     (185,866)      (12,456)           --            --            --           --            --
         --        (7,780)           --            --            --            --           --            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------


    148,864        12,832          (521)           --        31,131            --       35,235            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------

    646,841      (827,917)        2,421        (3,373)       32,679            --       37,987            --



  1,446,800     2,274,717         9,374        12,747            --            --           --            --
-----------   -----------   -----------   -----------   -----------   -----------  -----------   -----------
$ 2,093,641   $ 1,446,800   $    11,795   $     9,374   $    32,679   $        --  $    37,987   $        --
===========   ===========   ===========   ===========   ===========   ===========  ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                EMERGING                  SMITH BARNEY
                                                    COMSTOCK                     GROWTH                     SMALL CAP
                                                   PORTFOLIO -                PORTFOLIO -                    GROWTH
                                                    CLASS II                    CLASS II                  OPPORTUNITIES
                                                     SHARES                      SHARES                     PORTFOLIO
                                           -------------------------   -------------------------   -------------------------
                                               2003          2002          2003          2002          2003          2002
                                           -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..........  $      (133)  $      (109)  $       (48)  $       (30)  $    (8,064)  $   (11,184)
  Realized gain (loss) ..................           79             4          (205)           (9)     (101,238)     (159,013)
  Change in unrealized gain (loss)
    on investments ......................        6,993         1,124         1,185          (848)      352,780      (152,282)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .........        6,939         1,019           932          (887)      243,478      (322,479)
                                           -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --            --            --            --         4,000         2,160
  Participant transfers from other
    funding options .....................        5,668        16,865         2,834            --       151,833       162,605
  Administrative charges ................           --            --            --            --           (19)         (228)
  Contract surrenders ...................         (988)           --          (511)           --      (145,827)     (158,377)
  Participant transfers to other
    funding options .....................           --            --        (1,951)           --      (110,605)     (127,315)
  Other payments to participants ........           --            --            --            --        (3,491)       (3,728)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        4,680        16,865           372            --      (104,109)     (124,883)
                                           -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets       11,619        17,884         1,304          (887)      139,369      (447,362)


NET ASSETS:
    Beginning of year ...................       17,884            --         1,751         2,638       723,287     1,170,649
                                           -----------   -----------   -----------   -----------   -----------   -----------
    End of year .........................  $    29,503   $    17,884   $     3,055   $     1,751   $   862,656   $   723,287
                                           ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        EQUITY -
         INCOME                      GROWTH                     HIGH INCOME                   OVERSEAS
       PORTFOLIO -                 PORTFOLIO -                  PORTFOLIO -                 PORTFOLIO -
      INITIAL CLASS               INITIAL CLASS                INITIAL CLASS               INITIAL CLASS
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

$    48,057   $    59,185   $   (27,188)  $   (43,063)  $   112,269   $   196,524   $    (1,101)  $    (2,640)
   (389,385)     (310,829)     (860,078)   (1,241,050)     (229,558)     (468,670)     (271,906)     (208,375)

  1,607,873    (1,162,289)    1,778,241      (821,017)      512,227       299,096       619,125      (104,225)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,266,545    (1,413,933)      890,975    (2,105,130)      394,938        26,950       346,118      (315,240)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


      1,500         4,429           350         2,802         1,744            79         1,895         4,028

    208,603       401,200       124,018        56,404       159,334       179,322        32,242         1,549
       (137)       (1,260)         (155)       (1,371)          (39)         (347)          (22)         (226)
 (1,222,780)   (1,072,696)     (827,557)     (903,666)     (274,572)     (264,497)     (341,372)     (152,311)

   (288,179)     (782,465)     (254,801)     (816,393)     (117,961)     (242,226)      (69,322)     (129,128)
   (128,969)     (117,693)      (74,531)      (67,658)      (11,108)      (90,484)       (6,697)       (7,838)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


 (1,429,962)   (1,568,485)   (1,032,676)   (1,729,882)     (242,602)     (418,153)     (383,276)     (283,926)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   (163,417)   (2,982,418)     (141,701)   (3,835,012)      152,336      (391,203)      (37,158)     (599,166)



  5,381,335     8,363,753     3,597,835     7,432,847     1,699,934     2,091,137     1,048,291     1,647,457
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 5,217,918   $ 5,381,335   $ 3,456,134   $ 3,597,835   $ 1,852,270   $ 1,699,934   $ 1,011,133   $ 1,048,291
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                CONTRAFUND(R)
                                                   CONTRAFUND(R)                 PORTFOLIO -                    INDEX 500
                                                    PORTFOLIO -                    SERVICE                     PORTFOLIO -
                                                   INITIAL CLASS                   CLASS 2                    INITIAL CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $    (29,071)  $    (10,179)  $     (2,406)  $     (1,611)  $     41,219   $     38,282
  Realized gain (loss) ..................      (305,136)      (454,542)        (4,835)       (11,384)      (780,178)      (800,096)
  Change in unrealized gain (loss)
    on investments ......................     1,584,232       (281,423)        60,618        (12,170)     2,348,732     (1,927,663)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,250,025       (746,144)        53,377        (25,165)     1,609,773     (2,689,477)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,670         10,431          2,220          3,794          3,000          6,094
  Participant transfers from other
    funding options .....................       158,282         95,999          4,251         84,816        866,102        258,126
  Administrative charges ................          (138)        (1,429)           (14)          (145)          (384)        (2,634)
  Contract surrenders ...................    (1,208,175)      (997,767)       (17,557)        (9,548)    (3,647,734)    (1,174,997)
  Participant transfers to other
    funding options .....................      (285,292)      (869,477)       (29,624)       (34,400)      (490,325)    (1,424,270)
  Other payments to participants ........       (31,186)       (42,702)            --             --        (74,864)       (29,160)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,361,839)    (1,804,945)       (40,724)        44,517     (3,344,205)    (2,366,841)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (111,814)    (2,551,089)        12,653         19,352     (1,734,432)    (5,056,318)


NET ASSETS:
    Beginning of year ...................     5,547,832      8,098,921        223,608        204,256      7,082,896     12,139,214
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,436,018   $  5,547,832   $    236,261   $    223,608   $  5,348,464   $  7,082,896
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

           DYNAMIC
           CAPITAL
        APPRECIATION
         PORTFOLIO -
           SERVICE
           CLASS 2                         COMBINED
-----------------------------   -----------------------------
     2003            2002            2003            2002
-------------   -------------   -------------   -------------

$         (58)  $          (3)  $     258,479   $     604,893
           21              --      (8,948,542)    (10,043,271)

        1,306             (36)     24,028,328     (13,460,586)
-------------   -------------   -------------   -------------


        1,269             (39)     15,338,265     (22,898,964)
-------------   -------------   -------------   -------------


           --              --          92,578         291,977

        4,251             665       5,321,303       9,338,398
           --              --          (2,854)        (23,365)
         (745)             --     (20,528,685)    (15,208,108)

           --              --      (7,112,998)    (13,727,093)
           --              --      (1,573,867)     (1,196,100)
-------------   -------------   -------------   -------------


        3,506             665     (23,804,523)    (20,524,291)
-------------   -------------   -------------   -------------

        4,775             626      (8,466,258)    (43,423,255)



          626              --      80,220,555     123,643,810
-------------   -------------   -------------   -------------
$       5,401   $         626   $  71,754,297   $  80,220,555
=============   =============   =============   =============

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Citicorp Life Variable Annuity Separate Account ("Separate Account CLIC") is a separate account of Citicorp Life Insurance Company ("The Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account CLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account CLIC includes the CitiVariable Annuity and CitiElite Annuity products.

Participant purchase payments applied to Separate Account CLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, investments comprising Separate Account CLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series I
         AIM V.I. Core Equity Fund - Series I
         AIM V.I. Government Securities Fund - Series I
         AIM V.I. Growth Fund - Series I
         AIM V.I. International Growth Fund - Series I
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
         AllianceBernstein Technology Portfolio - Class B (Formerly Technology
           Portfolio - Class B)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Bond Series
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares) *
         Putnam VT International Equity Fund - Class IB Shares
           (Formerly Putnam VT International Growth Fund - Class IB Shares) * Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         SB Government Portfolio - Class A Shares (Formerly Smith Barney
           Government Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio *
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Overseas Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Index 500 Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  CLIC  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of The Company and are not taxed separately. "The Company" is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account CLIC. Separate Account CLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account CLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $6,419,124 and $29,951,134 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $84,024,996 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $999,907. Gross unrealized depreciation for all investments at December 31, 2003 was $13,261,241.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                             CLIC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Asset-based Charges
                                                                                   -------------------------------------------------
      Separate Account Charge (1)                                                                                   Total
       (as identified in Note 4)             Product                                  M&E        ADM                Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.99%                CitiVariable Annuity Contracts          0.84%      0.15%               0.99%
                                             (Applies to contracts
                                                issued prior to February 1, 1999)

Separate Account Charge 1.40% (CE)           CitiElite Annuity Contracts             1.25%      0.15%               1.40%

Separate Account Charge 1.40% (CV)           CitiVariable Annuity Contracts          1.25%      0.15%               1.40%
                                             (Applies to contracts
                                                issued on or after February 1, 1999)

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

Annual charges are assessed through the redemption of units in the accumulation phase and paid to The Company to cover contract administrative charges as follows;

----------------------------------------------------------------------------------------------------------
Product                                      Annual charge
----------------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts               $30  - waived if the contract value is at least $25,000 or if
                                                 $2,500 has been added ($2,000 for Qualified Contracts)
                                                 to the contract in the last 12 months
CitiElite                                    $30 for all contracts
----------------------------------------------------------------------------------------------------------

The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

--------------------------------------------------------------------------------
Product                           Withdrawal/Surrender charge
--------------------------------------------------------------------------------

CitiVariable Annuity Contracts    Up to 7% decreasing to 0% in years 6 and later
CitiElite                         Up to 7% decreasing to 0% in years 8 and later
--------------------------------------------------------------------------------

In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

Withdrawal/surrender charges for Separate Account CLIC include $131,435 and $235,965 for the years ended December 31, 2003 and 2002, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
High Yield Bond Trust
    Separate Account Charges 1.40% (CE) ...............................          1,269,679       $  1.398          $  1,774,968

Money Market Portfolio
    Separate Account Charges 1.40% (CE) ...............................            186,528          1.087               202,950

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series I
    Separate Account Charges 0.99% ....................................          1,227,673          1.815             2,228,495
    Separate Account Charges 1.40% (CV) ...............................            121,611          1.767               214,927
  AIM V.I. Core Equity Fund - Series I
    Separate Account Charges 0.99% ....................................          1,142,790          1.323             1,511,359
    Separate Account Charges 1.40% (CV) ...............................            268,919          1.288               346,268
  AIM V.I. Government Securities Fund - Series I
    Separate Account Charges 0.99% ....................................            887,861          1.377             1,222,382
    Separate Account Charges 1.40% (CV) ...............................            439,783          1.349               593,419
  AIM V.I. Growth Fund - Series I
    Separate Account Charges 0.99% ....................................            490,687          0.984               482,707
    Separate Account Charges 1.40% (CV) ...............................            154,963          0.958               148,424
  AIM V.I. International Growth Fund - Series I
    Separate Account Charges 0.99% ....................................          2,044,830          1.081             2,210,869
    Separate Account Charges 1.40% (CV) ...............................            243,093          1.053               255,897
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.99% ....................................          3,641,436          1.253             4,561,250
    Separate Account Charges 1.40% (CE) ...............................            777,579          0.592               460,430
    Separate Account Charges 1.40% (CV) ...............................            658,250          1.220               802,780

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.944                    --
    Separate Account Charges 1.40% (CE) ...............................             85,360          0.933                79,675
    Separate Account Charges 1.40% (CV) ...............................                 --          0.933                    --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.99% ....................................                 --          0.729                    --
    Separate Account Charges 1.40% (CE) ...............................              5,192          0.721                 3,746
    Separate Account Charges 1.40% (CV) ...............................                 --          0.721                    --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% (CE) ...............................            241,596          0.388                93,770

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................            385,724          1.052               406,202
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% (CE) ...............................            994,519          0.965               960,367

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.99% ....................................          1,917,699          1.004             1,925,229
    Separate Account Charges 1.40% (CE) ...............................            124,483          0.992               123,544
    Separate Account Charges 1.40% (CV) ...............................            143,392          0.992               142,310
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% (CE) ...............................            165,705          2.657               440,239

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 0.99% ....................................                 --       $  0.994          $         --
    Separate Account Charges 1.40% (CE) ...............................            178,788          0.983               175,827
    Separate Account Charges 1.40% (CV) ...............................                 --          0.983                    --

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Separate Account Charges 0.99% ....................................            929,808          1.509             1,402,959
    Separate Account Charges 1.40% (CV) ...............................            321,379          1.479               475,255
  MFS(R) Emerging Growth Series
    Separate Account Charges 0.99% ....................................          1,877,491          1.201             2,253,747
    Separate Account Charges 1.40% (CV) ...............................            451,682          1.169               527,895
  MFS(R) Money Market Series
    Separate Account Charges 0.99%                                                 773,711          1.267               979,977
    Separate Account Charges 1.40% (CV) ...............................             82,618          1.241               102,560
  MFS(R) Research Series
    Separate Account Charges 0.99% ....................................          1,542,149          1.170             1,804,712
    Separate Account Charges 1.40% (CV) ...............................            233,633          1.139               266,202
  MFS(R) Strategic Income Series
    Separate Account Charges 0.99% ....................................            126,628          1.427               180,721
    Separate Account Charges 1.40% (CV) ...............................              8,802          1.399                12,312
  MFS(R) Total Return Series
    Separate Account Charges 0.99% ....................................          2,006,880          1.628             3,267,734
    Separate Account Charges 1.40% (CV) ...............................            515,859          1.596               823,217

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.99% ....................................                 --          1.188                    --
    Separate Account Charges 1.40% (CE) ...............................            347,702          1.175               408,655
    Separate Account Charges 1.40% (CV) ...............................                 --          1.175                    --

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.99%                                                      --          1.324                    --
    Separate Account Charges 1.40% (CE) ...............................             20,947          1.310                27,434
    Separate Account Charges 1.40% (CV) ...............................                 --          1.310                    --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            895,659          1.318             1,180,391
  High Yield Bond Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            248,108          1.360               337,326
  Investors Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................          1,309,214          1.078             1,411,268
  Total Return Fund - Class I
    Separate Account Charges 1.40% (CE) ...............................            569,803          1.067               607,771

Smith Barney Investment Series
  SB Government Portfolio - Class A Shares
    Separate Account Charges 1.40% (CE) ...............................              6,017          1.226                 7,380
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            233,965          0.860               201,186

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Smith Barney Investment Series (continued)
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................            108,050       $  0.828          $     89,408
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................            170,897          1.119               191,244

The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................             49,743          1.101                54,759
  Large Cap Portfolio
    Separate Account Charges 1.40% (CE) ...............................          3,269,157          0.788             2,577,410
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% (CE) ...............................            628,724          0.757               476,125
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................            586,972          0.421               246,944
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,141,835          0.869               992,418
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% (CE) ...............................            586,248          1.234               723,732

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,122,503          0.886               993,605
  MFS Total Return Portfolio
    Separate Account Charges 1.40% (CE) ...............................          1,165,495          1.202             1,399,939
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% (CE) ...............................            580,415          1.253               727,062
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.99% ....................................          1,945,730          0.929             1,807,669
    Separate Account Charges 1.40% (CE) ...............................            184,014          0.918               169,003
    Separate Account Charges 1.40% (CV) ...............................            127,358          0.918               116,969
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.858                    --
    Separate Account Charges 1.40% (CE) ...............................             13,899          0.849                11,795
    Separate Account Charges 1.40% (CV) ...............................                 --          0.849                    --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.99% ....................................                 --          1.007                    --
    Separate Account Charges 1.40% (CE) ...............................             32,816          0.996                32,679
    Separate Account Charges 1.40% (CV) ...............................                 --          0.996                    --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 0.99% ....................................                 --          0.975                    --
    Separate Account Charges 1.40% (CE) ...............................             39,394          0.964                37,987
    Separate Account Charges 1.40% (CV) ...............................                 --          0.964                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --          0.955                    --
    Separate Account Charges 1.40% (CE) ...............................             31,240          0.944                29,503
    Separate Account Charges 1.40% (CV) ...............................                 --          0.944                    --

                                                                                            DECEMBER 31, 2003
                                                                          ------------------------------------------------------

                                                                            ACCUMULATION          UNIT
                                                                                UNITS             VALUE           NET ASSETS
                                                                          -----------------    -----------    ------------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.99% ....................................                 --       $  0.691          $         --
    Separate Account Charges 1.40% (CE) ...............................              4,471          0.684                 3,055
    Separate Account Charges 1.40% (CV) ...............................                 --          0.684                    --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.99% ....................................            419,170          1.330               557,535
    Separate Account Charges 1.40% (CE) ...............................            187,863          1.320               247,903
    Separate Account Charges 1.40% (CV) ...............................             44,184          1.295                57,218

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          3,025,388          1.516             4,585,847
    Separate Account Charges 1.40% (CV) ...............................            428,286          1.476               632,071
  Growth Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          1,015,533          2.212             2,246,801
    Separate Account Charges 1.40% (CV) ...............................            561,415          2.154             1,209,333
  High Income Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          1,411,604          0.998             1,409,276
    Separate Account Charges 1.40% (CV) ...............................            452,766          0.978               442,994
  Overseas Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................            754,374          1.199               904,136
    Separate Account Charges 1.40% (CV) ...............................             91,693          1.167               106,997

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          2,456,007          1.754             4,308,410
    Separate Account Charges 1.40% (CV) ...............................            660,205          1.708             1,127,608
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% (CE) ...............................            259,737          0.910               236,261
  Index 500 Portfolio - Initial Class
    Separate Account Charges 0.99% ....................................          3,139,521          1.432             4,495,042
    Separate Account Charges 1.40% (CV) ...............................            612,211          1.394               853,422

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.99% ....................................                 --          0.981                    --
    Separate Account Charges 1.40% (CE) ...............................              5,564          0.971                 5,401
    Separate Account Charges 1.40% (CV) ...............................                 --          0.971                    --
                                                                                                                   ------------

Net Contract Owners' Equity ...........................................                                            $ 71,754,297
                                                                                                                   ============

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                           -----------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET       COST OF      PROCEEDS
                                                                              SHARES        VALUE       PURCHASES    FROM SALES
                                                                           -----------   -----------   -----------   -----------
HIGH YIELD BOND TRUST (2.5%)
    Total (Cost $1,657,887)                                                    181,896   $ 1,775,308   $   147,293   $   118,981
                                                                           -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $202,779)                                                      202,779       202,779        77,089       103,832
                                                                           -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (21.0%)
  AIM V.I. Capital Appreciation Fund - Series I (Cost $3,037,036)              114,839     2,443,765        45,047       920,876
  AIM V.I. Core Equity Fund - Series I (Cost $2,176,143)                        88,725     1,857,897        52,411     1,323,286
  AIM V.I. Government Securities Fund - Series I (Cost $1,712,360)             148,494     1,816,082       219,712     1,193,816
  AIM V.I. Growth Fund - Series I (Cost $1,089,704)                             42,564       631,223        37,394       355,669
  AIM V.I. International Growth Fund - Series I (Cost $3,127,768)              153,810     2,467,111        91,212       896,068
  AIM V.I. Premier Equity Fund - Series I (Cost $7,769,427)                    287,954     5,825,313        82,414     1,751,351
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $18,912,438)                                                   836,386    15,041,391       528,190     6,441,066
                                                                           -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $72,604)         3,686        79,690           586           954
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $3,569)               176         3,747            --            46
  AllianceBernstein Technology Portfolio - Class B (Cost $184,818)               6,536        93,788           340        38,033
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $260,991)                                                       10,398       177,225           926        39,033
                                                                           -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.9%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $534,638)                      23,281       405,790        15,384        66,921
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,357,052)          78,404       959,668        39,500       171,913
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $1,891,690)                                                    101,685     1,365,458        54,884       238,834
                                                                           -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (3.9%)
  Appreciation Portfolio (Cost $2,199,105)                                     100,661     2,191,391       523,846     1,067,846
  Equity Index Portfolio - Class II Shares (Cost $549,148)                      16,230       440,323        10,672        75,722
  Fundamental Value Portfolio (Cost $158,993)                                    8,758       175,861        42,942        30,315
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $2,907,246)                                                    125,649     2,807,575       577,460     1,173,883
                                                                           -----------   -----------   -----------   -----------

MFS VARIABLE INSURANCE TRUST (16.9%)
  MFS(R) Bond Series (Cost $1,741,001)                                         154,101     1,878,493       317,345     1,470,803
  MFS(R) Emerging Growth Series (Cost $4,345,078)                              179,371     2,782,047        37,015     1,294,743
  MFS(R) Money Market Series (Cost $1,082,418)                               1,082,418     1,082,418       514,699     3,026,302
  MFS(R) Research Series (Cost $2,823,288)                                     155,147     2,071,207        25,209       819,251
  MFS(R) Strategic Income Series (Cost $180,988)                                17,519       193,059        94,288       229,019
  MFS(R) Total Return Series (Cost $3,732,845)                                 208,966     4,091,551       341,355     1,815,377
                                                                           -----------   -----------   -----------   -----------
    Total (Cost $13,905,618)                                                 1,797,522    12,098,775     1,329,911     8,655,495
                                                                           -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (0.6%)
  Total Return Portfolio - Administrative Class
    Total (Cost $405,656)                                                       39,453       408,733       276,374        93,164
                                                                           -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Total (Cost $19,977)                                                         1,514        27,440        10,154        49,278
                                                                           -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                             -----------------------------------------------------
INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                             -----------   -----------   -----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.9%)
  All Cap Fund - Class I (Cost $1,107,356)                                        75,584   $ 1,180,622   $    20,390   $   276,597
  High Yield Bond Fund - Class I (Cost $323,777)                                  35,627       337,391        43,787        23,312
  Investors Fund - Class I (Cost $1,351,891)                                     111,232     1,411,535       126,653       295,313
  Total Return Fund - Class I (Cost $578,379)                                     56,548       607,887       131,577       329,155
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,361,403)                                                      278,991     3,537,435       322,407       924,377
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.7%)
  SB Government Portfolio - Class A Shares (Cost $6,840)                             646         7,381           234        26,982
  Smith Barney Growth and Income Portfolio (Cost $231,454)                        22,584       201,224         1,020         8,798
  Smith Barney Large Cap Core Portfolio (Cost $114,921)                           10,314        89,425         6,400        13,367
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $198,857)        16,224       191,281        38,014        28,421
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $552,072)                                                         49,768       489,311        45,668        77,568
                                                                             -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (7.1%)
  Equity Income Portfolio (Cost $51,518)                                           3,301        54,769           491         7,757
  Large Cap Portfolio (Cost $3,737,467)                                          195,592     2,577,908        38,637       312,736
  Merrill Lynch Large Cap Core Portfolio (Cost $677,433)                          60,664       476,216         3,026       153,986
  MFS Emerging Growth Portfolio (Cost $474,040)                                   26,416       246,991        10,243        94,667
  MFS Mid Cap Growth Portfolio (Cost $2,011,405)                                 144,275       992,615        27,403       214,069
  Travelers Quality Bond Portfolio (Cost $715,815)                                64,574       723,871        96,466       232,251
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $7,667,678)                                                      494,822     5,072,370       176,266     1,015,466
                                                                             -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (7.4%)
  AIM Capital Appreciation Portfolio (Cost $1,656,385)                            98,788       993,804        23,084       354,957
  MFS Total Return Portfolio (Cost $1,380,970)                                    86,326     1,400,206        96,330       171,584
  Pioneer Strategic Income Portfolio (Cost $805,374)                              80,354       727,201       157,986       298,126
  Smith Barney Aggressive Growth Portfolio (Cost $2,146,630)                     172,199     2,093,937       552,054       421,230
  Smith Barney Large Cap Value Portfolio (Cost $11,521)                              710        11,797        12,115        12,676
  Smith Barney Large Capitalization Growth Portfolio (Cost $31,094)                2,275        32,686        31,138            45
  Smith Barney Mid Cap Core Portfolio (Cost $35,128)                               2,934        37,994        35,234           112
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $6,067,102)                                                      443,586     5,297,625       907,941     1,258,730
                                                                             -----------   -----------   -----------   -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $21,392)                              2,511        29,509         5,877         1,327
  Emerging Growth Portfolio - Class II Shares (Cost $2,868)                          126         3,056         2,834         2,510
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $24,260)                                                           2,637        32,565         8,711         3,837
                                                                             -----------   -----------   -----------   -----------

VARIABLE ANNUITY PORTFOLIOS (1.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $903,887)                                                         85,594       862,789       164,370       276,502
                                                                             -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND (16.1%)
  Equity - Income Portfolio - Initial Class (Cost $5,355,107)                    225,136     5,218,652       272,406     1,654,184
  Growth Portfolio - Initial Class (Cost $4,834,343)                             111,362     3,456,666       125,695     1,185,459
  High Income Portfolio - Initial Class (Cost $2,448,791)                        266,553     1,852,543       281,049       411,311
  Overseas Portfolio - Initial Class (Cost $1,328,923)                            64,867     1,011,273        39,593       423,948
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $13,967,164)                                                     667,918    11,539,134       718,743     3,674,902
                                                                             -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (15.3%)
  Contrafund(R) Portfolio - Initial Class (Cost $5,481,154)                      235,054     5,436,810       159,633     1,550,393
  Contrafund(R) Portfolio - Service Class 2 (Cost $221,908)                       10,306       236,305         6,937        50,057
  Index 500 Portfolio - Initial Class (Cost $5,609,954)                           42,410     5,349,232       901,916     4,204,934
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $11,313,016)                                                     287,770    11,022,347     1,068,486     5,805,384
                                                                             -----------   -----------   -----------   -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                          FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                              -----------------------------------------------------
INVESTMENTS                                                                     NO. OF         MARKET       COST OF      PROCEEDS
                                                                                SHARES         VALUE       PURCHASES    FROM SALES
                                                                              -----------   -----------   -----------   -----------
VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $4,132)                                                               770   $     5,402   $     4,251   $       802
                                                                              -----------   -----------   -----------   -----------

TOTAL INVESTMENTS (100%)
  (COST $84,024,996)                                                                        $71,763,662   $ 6,419,124   $29,951,134
                                                                                            ===========   ===========   ===========

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
HIGH YIELD BOND TRUST                                2003   1,270          1.398    1,775      7.51          1.40              27.32
                                                     2002   1,328          1.098    1,458     14.13          1.40               3.20
                                                     2001   1,467          1.064    1,562      5.93          1.40               8.02

MONEY MARKET PORTFOLIO                               2003     187          1.087      203      0.77          1.40             (0.64)
                                                     2002     210          1.094      230      1.39          1.40               0.00
                                                     2001     455          1.094      498      3.72          1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund - Series I      2003   1,349  1.767 - 1.815    2,443        --   0.99 - 1.40      27.67 - 28.18
                                                     2002   1,923  1.384 - 1.416    2,716        --   0.99 - 1.40  (25.39) - (25.08)
                                                     2001   2,472  1.855 - 1.890    4,666        --   0.99 - 1.40  (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I               2003   1,412  1.288 - 1.323    1,858      0.83   0.99 - 1.40      22.67 - 23.18
                                                     2002   2,535  1.050 - 1.074    2,714      0.29   0.99 - 1.40  (16.73) - (16.36)
                                                     2001   3,294  1.261 - 1.284    4,222      0.04   0.99 - 1.40  (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I     2003   1,328  1.349 - 1.377    1,816      2.07   0.99 - 1.40      (0.37) - 0.07
                                                     2002   2,057  1.354 - 1.376    2,818      1.88   0.99 - 1.40        8.06 - 8.52
                                                     2001   2,154  1.253 - 1.268    2,721      3.09   0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                    2003     646  0.958 - 0.984      631        --   0.99 - 1.40      29.46 - 29.99
                                                     2002   1,011  0.740 - 0.757      762        --   0.99 - 1.40  (31.92) - (31.68)
                                                     2001   1,247  1.087 - 1.108    1,377      0.19   0.99 - 1.40  (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I      2003   2,288  1.053 - 1.081    2,467      0.51   0.99 - 1.40      27.33 - 27.78
                                                     2002   3,201  0.827 - 0.846    2,704      0.51   0.99 - 1.40  (16.88) - (16.49)
                                                     2001   4,009  0.995 - 1.013    4,058      0.28   0.99 - 1.40  (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I            2003   5,077  0.592 - 1.253    5,824      0.28   0.99 - 1.40      23.33 - 23.94
                                                     2002   6,631  0.480 - 1.011    6,211      0.29   0.99 - 1.40  (31.22) - (30.99)
                                                     2001   8,395  0.698 - 1.465   11,490      0.12   0.99 - 1.40  (13.83) - (13.42)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                              2003      85          0.933       80      0.85          1.40              30.31
                                                     2002      85          0.716       61      0.51          1.40            (23.34)
                                                     2001      10          0.934        9      0.56          1.40             (6.04)
  AllianceBernstein Premier Growth
    Portfolio - Class B                              2003       5          0.721        4        --          1.40              21.59
                                                     2002       5          0.593        3        --          1.40            (15.53)
  AllianceBernstein Technology Portfolio
    - Class B                                        2003     242          0.388       94        --          1.40              41.61
                                                     2002     371          0.274      102        --          1.40            (42.56)
                                                     2001     545          0.477      260        --          1.40            (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares           2003     386          1.052      406        --          1.40              35.39
                                                     2002     434          0.777      338      0.26          1.40            (29.68)
                                                     2001     484          1.105      535      0.39          1.40            (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                                   2003     995          0.965      960      1.72          1.40              30.41
                                                     2002   1,168          0.740      866      1.64          1.40            (19.65)
                                                     2001   1,313          0.921    1,211      2.98          1.40            (17.25)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                             2003   2,186  0.992 - 1.004    2,191      0.58   0.99 - 1.40      22.77 - 23.34
                                                     2002   2,778  0.808 - 0.814    2,260      1.17   0.99 - 1.40  (18.63) - (18.36)
                                                     2001   4,815  0.993 - 0.997    4,799      1.13   0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares           2003     166          2.657      440      0.94          1.40              25.98
                                                     2002     192          2.109      405      1.64          1.40            (23.48)
                                                     2001     265          2.756      730      0.67          1.40            (13.58)

  Fundamental Value Portfolio                        2003     179          0.983      176      0.66          1.40              36.72
                                                     2002     164          0.719      118      1.54          1.40            (22.44)
                                                     2001      56          0.927       52      0.68          1.40             (7.11)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                                 2003   1,251  1.479 - 1.509    1,878      6.04   0.99 - 1.40        7.88 - 8.25
                                                     2002   2,136  1.371 - 1.394    2,967      5.68   0.99 - 1.40        7.36 - 7.89
                                                     2001   2,461  1.277 - 1.292    3,172      5.96   0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series                      2003   2,329  1.169 - 1.201    2,782        --   0.99 - 1.40      28.46 - 29.00
                                                     2002   3,550  0.910 - 0.931    3,295        --   0.99 - 1.40  (34.72) - (34.44)
                                                     2001   4,890  1.394 - 1.420    6,927        --   0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series                         2003     856  1.241 - 1.267    1,083      0.64   0.99 - 1.40    (0.80) - (0.31)
                                                     2002   2,832  1.251 - 1.271    3,594      1.28   0.99 - 1.40      (0.16) - 0.24
                                                     2001   2,570  1.253 - 1.268    3,251      3.49   0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                             2003   1,776  1.139 - 1.170    2,071      0.70   0.99 - 1.40      22.87 - 23.42
                                                     2002   2,571  0.927 - 0.948    2,430      0.28   0.99 - 1.40  (25.54) - (25.30)
                                                     2001   3,531  1.245 - 1.269    4,472      0.01   0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series                     2003     135  1.399 - 1.427      193      5.79   0.99 - 1.40        8.87 - 9.26
                                                     2002     243  1.285 - 1.306      317      4.14   0.99 - 1.40        6.91 - 7.31
                                                     2001     359  1.202 - 1.217      437      3.70   0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series                         2003   2,523  1.596 - 1.628    4,091      1.83   0.99 - 1.40      14.74 - 15.13
                                                     2002   3,542  1.391 - 1.414    4,995      1.78   0.99 - 1.40    (6.52) - (6.11)
                                                     2001   4,481  1.488 - 1.506    6,738      2.15   0.99 - 1.40    (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class      2003     348          1.175      409      2.76          1.40               3.52
                                                     2002     197          1.135      223      4.04          1.40               7.58
                                                     2001      87          1.055       92      0.83          1.40             (0.28)
PUTNAM VARIABLE TRUST
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                        2003      21          1.310       27      0.64          1.40              47.52
                                                     2002      60          0.888       53      0.09          1.40            (19.35)
                                                     2001      13          1.101       14        --          1.40               7.10
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                             2003     896          1.318    1,180      0.24          1.40              37.15
                                                     2002   1,106          0.961    1,064      0.37          1.40            (26.13)
                                                     2001   1,332          1.301    1,733      0.70          1.40               0.46

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CONTINUED)
  High Yield Bond Fund - Class I                     2003     248          1.360      337      6.58          1.40              22.52
                                                     2002     244          1.110      271      7.28          1.40               5.82
                                                     2001     252          1.049      265      7.75          1.40               3.66

  Investors Fund - Class I                           2003   1,309          1.078    1,411      1.37          1.40              30.51
                                                     2002   1,513          0.826    1,250      1.13          1.40            (24.15)
                                                     2001   1,580          1.089    1,720      0.73          1.40             (5.47)

  Total Return Fund - Class I                        2003     570          1.067      608      1.46          1.40              14.36
                                                     2002     788          0.933      735      1.38          1.40             (8.17)
                                                     2001     845          1.016      859      2.31          1.40             (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A Shares           2003       6          1.226        7      1.44          1.40             (0.65)
                                                     2002      28          1.234       34      1.71          1.40               6.38
                                                     2001      47          1.160       54        --          1.40               4.41

  Smith Barney Growth and Income Portfolio           2003     234          0.860      201      0.58          1.40              28.36
                                                     2002     242          0.670      162      0.67          1.40            (23.25)
                                                     2001     318          0.873      277        --          1.40            (12.00)

  Smith Barney Large Cap Core Portfolio              2003     108          0.828       89      0.41          1.40              21.76
                                                     2002     115          0.680       78      0.37          1.40            (27.04)
                                                     2001     337          0.932      314        --          1.40            (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                             2003     171          1.119      191        --          1.40              32.43
                                                     2002     164          0.845      138      0.06          1.40            (27.84)
                                                     2001     222          1.171      259        --          1.40            (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                            2003      50          1.101       55      0.88          1.40              29.38
                                                     2002      58          0.851       49      1.14          1.40            (15.15)
                                                     2001      47          1.003       47      1.22          1.40             (7.90)

  Large Cap Portfolio                                2003   3,269          0.788    2,577      0.39          1.40              22.93
                                                     2002   3,618          0.641    2,320      0.46          1.40            (23.87)
                                                     2001   4,071          0.842    3,429      0.46          1.40            (18.49)

  Merrill Lynch Large Cap Core Portfolio             2003     629          0.757      476      0.58          1.40              19.40
                                                     2002     841          0.634      533      0.56          1.40            (26.19)
                                                     2001     957          0.859      821      0.04          1.40            (23.51)

  MFS Emerging Growth Portfolio                      2003     587          0.421      247        --          1.40              27.58
                                                     2002     833          0.330      275        --          1.40            (35.29)
                                                     2001     867          0.510      441        --          1.40            (37.04)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                       2003   1,142          0.869      992        --          1.40              35.15
                                                     2002   1,377          0.643      886        --          1.40            (49.57)
                                                     2001   1,442          1.275    1,838        --          1.40            (24.73)

  Travelers Quality Bond Portfolio                   2003     586          1.234      724      4.47          1.40               5.47
                                                     2002     721          1.170      844      7.97          1.40               4.28
                                                     2001     663          1.122      743      3.23          1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                 2003   1,123          0.886      994        --          1.40              27.48
                                                     2002   1,538          0.695    1,068        --          1.40            (24.95)
                                                     2001   1,805          0.926    1,670        --          1.40            (24.84)

  MFS Total Return Portfolio                         2003   1,165          1.202    1,400      2.22          1.40              14.91
                                                     2002   1,243          1.046    1,299      5.56          1.40             (6.52)
                                                     2001   1,451          1.119    1,623      2.87          1.40             (1.41)

  Pioneer Strategic Income Portfolio                 2003     580          1.253      727      7.96          1.40              17.87
                                                     2002     745          1.063      791     22.63          1.40               4.42
                                                     2001     804          1.018      819      7.80          1.40               2.83

  Smith Barney Aggressive Growth Portfolio           2003   2,257  0.918 - 0.929    2,094        --   0.99 - 1.40      32.66 - 33.09
                                                     2002   2,076  0.692 - 0.698    1,447        --   0.99 - 1.40  (33.59) - (33.27)
                                                     2001   2,175  1.042 - 1.046    2,275        --   0.99 - 1.40    (9.23) - (2.97)

  Smith Barney Large Cap Value Portfolio             2003      14          0.849       12      1.14          1.40              25.96
                                                     2002      14          0.674        9      3.99          1.40            (26.50)
                                                     2001      14          0.917       13        --          1.40               2.92
  Smith Barney Large Capitalization
    Growth Portfolio                                 2003      33          0.996       33      0.02          1.40               4.95

  Smith Barney Mid Cap Core Portfolio                2003      39          0.964       38        --          1.40              17.42
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares               2003      31          0.944       30      0.86          1.40              28.96
                                                     2002      24          0.732       18        --          1.40               5.93

  Emerging Growth Portfolio - Class II Shares        2003       4          0.684        3        --          1.40              25.27
                                                     2002       3          0.546        2      0.05          1.40            (33.58)
                                                     2001       3          0.822        3        --          1.40             (5.95)

                                                                                            INVEST-     EXPENSE
                                                    YEAR             UNIT VALUE     NET     MENT(1)     RATIO(2)    TOTAL RETURN(3)
                                                   ENDED   UNITS      LOWEST TO   ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                   DEC 31  (000S)    HIGHEST ($)  ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                   ------  ------  -------------  -------  ---------  -----------  -----------------
VARIABLE ANNUITY PORTFOLIOS (CONTINUED)
  Smith Barney Small Cap Growth
    Opportunities Portfolio                          2003     651  1.295 - 1.330      863        --   0.99 - 1.40      39.98 - 40.59
                                                     2002     766  0.925 - 0.946      723        --   0.99 - 1.40  (26.70) - (26.38)
                                                     2001     911  1.262 - 1.286    1,171        --   0.99 - 1.40  (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class          2003   3,454  1.476 - 1.516    5,218      2.00   0.99 - 1.40      28.57 - 29.02
                                                     2002   4,593  1.148 - 1.175    5,381      1.89   0.99 - 1.40  (18.12) - (17.72)
                                                     2001   5,866  1.402 - 1.428    8,364      1.77   0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class                   2003   1,577  2.154 - 2.212    3,456      0.31   0.99 - 1.40      31.02 - 31.51
                                                     2002   2,153  1.644 - 1.682    3,598      0.29   0.99 - 1.40  (31.10) - (30.78)
                                                     2001   3,072  2.386 - 2.430    7,433      0.09   0.99 - 1.40  (18.79) - (18.48)

  High Income Portfolio - Initial Class              2003   1,864  0.978 - 0.998    1,852      7.55   0.99 - 1.40      25.38 - 26.01
                                                     2002   2,153  0.780 - 0.792    1,700     11.48   0.99 - 1.40        2.09 - 2.33
                                                     2001   2,708  0.764 - 0.774    2,091     14.68   0.99 - 1.40  (12.98) - (12.54)

  Overseas Portfolio - Initial Class                 2003     846  1.167 - 1.199    1,011      0.92   0.99 - 1.40      41.45 - 42.06
                                                     2002   1,244  0.825 - 0.844    1,048      0.84   0.99 - 1.40  (21.43) - (21.12)
                                                     2001   1,544  1.050 - 1.070    1,647      5.62   0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class            2003   3,116  1.708 - 1.754    5,436      0.51   0.99 - 1.40      26.71 - 27.19
                                                     2002   4,039  1.348 - 1.379    5,548      0.91   0.99 - 1.40  (10.61) - (10.22)
                                                     2001   5,286  1.508 - 1.536    8,099      0.88   0.99 - 1.40  (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2          2003     260          0.910      236      0.33          1.40              26.39
                                                     2002     311          0.720      224      0.66          1.40            (10.78)
                                                     2001     253          0.807      204      0.68          1.40            (13.69)

  Index 500 Portfolio - Initial Class                2003   3,752  1.394 - 1.432    5,348      1.63   0.99 - 1.40      26.61 - 27.18
                                                     2002   6,305  1.101 - 1.126    7,083      1.43   0.99 - 1.40  (23.33) - (23.03)
                                                     2001   8,315  1.436 - 1.463   12,139      1.25   0.99 - 1.40  (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                                2003       6          0.971        5        --          1.40              23.22
                                                     2002       1          0.788        1      0.18          1.40             (5.85)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                   AIM V.I.
                                                           HIGH YIELD                MONEY MARKET            CAPITAL APPRECIATION
                                                           BOND TRUST                  PORTFOLIO                FUND - SERIES I
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,328,425     1,467,489       209,839       455,269     1,922,502    2,471,927
Accumulation units purchased and
  transferred from other funding options .........      12,772        12,512        69,159        39,553        30,461       43,326
Accumulation units redeemed and
  transferred to other funding options ...........     (71,518)     (151,576)      (92,470)     (284,983)     (603,679)    (592,751)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,269,679     1,328,425       186,528       209,839     1,349,284    1,922,502
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                       AIM V.I.
                                                             AIM V.I.                 GOVERNMENT                    AIM V.I.
                                                           CORE EQUITY                SECURITIES                    GROWTH
                                                         FUND - SERIES I            FUND - SERIES I             FUND - SERIES I
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   2,535,105     3,293,797     2,057,412     2,154,034     1,010,578    1,246,599
Accumulation units purchased and
  transferred from other funding options .........      10,364       101,283       138,007       462,321        25,131       12,318
Accumulation units redeemed and
  transferred to other funding options ...........  (1,133,760)     (859,975)     (867,775)     (558,943)     (390,059)    (248,339)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,411,709     2,535,105     1,327,644     2,057,412       645,650    1,010,578
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                             AIM V.I.                    AIM V.I.              ALLIANCEBERNSTEIN
                                                          INTERNATIONAL                  PREMIER                  GROWTH AND
                                                             GROWTH                      EQUITY                     INCOME
                                                         FUND - SERIES I             FUND - SERIES I          PORTFOLIO - CLASS B
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   3,200,854     4,008,890     6,631,426     8,395,493        85,360       10,009
Accumulation units purchased and
  transferred from other funding options .........      89,484        41,881        45,263       187,789            --       75,351
Accumulation units redeemed and
  transferred to other funding options ...........  (1,002,415)     (849,917)   (1,599,424)   (1,951,856)           --           --
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   2,287,923     3,200,854     5,077,265     6,631,426        85,360       85,360
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                   FRANKLIN
                                                        ALLIANCEBERNSTEIN            ALLIANCEBERNSTEIN            SMALL CAP
                                                         PREMIER GROWTH                 TECHNOLOGY              FUND - CLASS 2
                                                       PORTFOLIO - CLASS B          PORTFOLIO - CLASS B             SHARES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............       5,192            --       371,100       545,479       434,324      483,621
Accumulation units purchased and
  transferred from other funding options .........          --         5,192         1,220         7,677        14,569       33,136
Accumulation units redeemed and
  transferred to other funding options ...........          --            --      (130,724)     (182,056)      (63,169)     (82,433)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................       5,192         5,192       241,596       371,100       385,724      434,324
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                           TEMPLETON                                             EQUITY INDEX
                                                            FOREIGN                                              PORTFOLIO -
                                                        SECURITIES FUND -              APPRECIATION                CLASS II
                                                         CLASS 2 SHARES                 PORTFOLIO                   SHARES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,168,470     1,312,710     2,778,251     4,815,164       192,036      264,772
Accumulation units purchased and
  transferred from other funding options .........      22,847        27,515       600,336       286,570            --        1,235
Accumulation units redeemed and
  transferred to other funding options ...........    (196,798)     (171,755)   (1,193,013)   (2,323,483)      (26,331)     (73,971)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     994,519     1,168,470     2,185,574     2,778,251       165,705      192,036
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                    MFS(R)
                                                           FUNDAMENTAL                   MFS(R)                    EMERGING
                                                         VALUE PORTFOLIO              BOND SERIES                GROWTH SERIES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............     163,806        56,243     2,136,208     2,460,821     3,550,121    4,890,174
Accumulation units purchased and
  transferred from other funding options .........      43,497       112,934       129,555       747,805        59,915       43,938
Accumulation units redeemed and
  transferred to other funding options ...........     (28,515)       (5,371)   (1,014,576)   (1,072,418)   (1,280,863)  (1,383,991)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     178,788       163,806     1,251,187     2,136,208     2,329,173    3,550,121
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                             MFS(R)                                                  MFS(R)
                                                             MONEY                       MFS(R)                    STRATEGIC
                                                             MARKET                     RESEARCH                     INCOME
                                                             SERIES                      SERIES                      SERIES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   2,832,146     2,569,811     2,570,567     3,531,255       243,168      359,342
Accumulation units purchased and
  transferred from other funding options .........     529,673     2,699,585        15,230        21,275        58,457       14,185
Accumulation units redeemed and
  transferred to other funding options ...........  (2,505,490)   (2,437,250)     (810,015)     (981,963)     (166,195)    (130,359)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     856,329     2,832,146     1,775,782     2,570,567       135,430      243,168
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                    PUTNAM
                                                                                      TOTAL RETURN               VT SMALL CAP
                                                             MFS(R)                    PORTFOLIO -               VALUE FUND -
                                                          TOTAL RETURN               ADMINISTRATIVE                CLASS IB
                                                             SERIES                      CLASS                      SHARES
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   3,542,228     4,481,021       196,940        87,237        60,072       12,635
Accumulation units purchased and
  transferred from other funding options .........     249,765       471,370       212,737       148,536         8,709       79,417
Accumulation units redeemed and
  transferred to other funding options ...........  (1,269,254)   (1,410,163)      (61,975)      (38,833)      (47,834)     (31,980)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   2,522,739     3,542,228       347,702       196,940        20,947       60,072
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                             ALL CAP                   HIGH YIELD
                                                             FUND -                    BOND FUND -                 INVESTORS
                                                             CLASS I                     CLASS I                 FUND - CLASS I
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,106,496     1,332,363       244,264       252,277     1,512,898    1,579,948
Accumulation units purchased and
  transferred from other funding options .........      15,627       138,627        19,279        17,496         5,065       26,898
Accumulation units redeemed and
  transferred to other funding options ...........    (226,464)     (364,494)      (15,435)      (25,509)     (208,749)     (93,948)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     895,659     1,106,496       248,108       244,264     1,309,214    1,512,898
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                          SB
                                                                                      GOVERNMENT                 SMITH BARNEY
                                                                                      PORTFOLIO -                 GROWTH AND
                                                         TOTAL RETURN                   CLASS A                    INCOME
                                                         FUND - CLASS I                  SHARES                   PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............     788,202       845,158        27,604        46,643       242,320      317,608
Accumulation units purchased and
  transferred from other funding options .........      16,965        48,665            --         4,040            --        8,734
Accumulation units redeemed and
  transferred to other funding options ...........    (235,364)     (105,621)      (21,587)      (23,079)       (8,355)     (84,022)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     569,803       788,202         6,017        27,604       233,965      242,320
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                     SMITH BARNEY
                                                                                       PREMIER
                                                                                      SELECTIONS
                                                          SMITH BARNEY                  ALL CAP                    EQUITY
                                                           LARGE CAP                    GROWTH                     INCOME
                                                         CORE PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............     114,874       337,303       163,550       221,520        58,089       46,932
Accumulation units purchased and
  transferred from other funding options .........         113         7,712        33,006        20,570            54       14,583
Accumulation units redeemed and
  transferred to other funding options ...........      (6,937)     (230,141)      (25,659)      (78,540)       (8,400)      (3,426)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     108,050       114,874       170,897       163,550        49,743       58,089
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                      MFS
                                                                                      MERRILL LYNCH                EMERGING
                                                            LARGE CAP                   LARGE CAP                   GROWTH
                                                            PORTFOLIO                CORE PORTFOLIO                PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   3,618,271     4,070,595       841,165       956,644       833,192      866,514
Accumulation units purchased and
  transferred from other funding options .........       7,178       168,799            20         5,599         1,222       68,870
Accumulation units redeemed and
  transferred to other funding options ...........    (356,292)     (621,123)     (212,461)     (121,078)     (247,442)    (102,192)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   3,269,157     3,618,271       628,724       841,165       586,972      833,192
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                            MFS MID                    TRAVELERS                 AIM CAPITAL
                                                           CAP GROWTH                 QUALITY BOND               APPRECIATION
                                                           PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,377,450     1,442,243       721,118       662,525     1,537,693    1,804,611
Accumulation units purchased and
  transferred from other funding options .........      20,335       126,113        34,586       177,141         4,457       30,133
Accumulation units redeemed and
  transferred to other funding options ...........    (255,950)     (190,906)     (169,456)     (118,548)     (419,647)    (297,051)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,141,835     1,377,450       586,248       721,118     1,122,503    1,537,693
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                        PIONEER
                                                               MFS                     STRATEGIC                 SMITH BARNEY
                                                          TOTAL RETURN                   INCOME                   AGGRESSIVE
                                                            PORTFOLIO                  PORTFOLIO               GROWTH PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,242,739     1,450,826       744,612       804,377     2,075,832    2,175,308
Accumulation units purchased and
  transferred from other funding options .........      63,977        65,154        37,365        28,565       715,109      549,915
Accumulation units redeemed and
  transferred to other funding options ...........    (141,221)     (273,241)     (201,562)      (88,330)     (533,839)    (649,391)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   1,165,495     1,242,739       580,415       744,612     2,257,102    2,075,832
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                     SMITH BARNEY
                                                           SMITH BARNEY                  LARGE
                                                            LARGE CAP                CAPITALIZATION              SMITH BARNEY
                                                              VALUE                      GROWTH                    MID CAP
                                                            PORTFOLIO                  PORTFOLIO                CORE PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............      13,899        13,899            --            --            --           --
Accumulation units purchased and
  transferred from other funding options .........      15,845            --        32,816            --        39,394           --
Accumulation units redeemed and
  transferred to other funding options ...........     (15,845)           --            --            --            --           --
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................      13,899        13,899        32,816            --        39,394           --
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                        EMERGING                 SMITH BARNEY
                                                            COMSTOCK                     GROWTH                    SMALL CAP
                                                          PORTFOLIO -                 PORTFOLIO -                   GROWTH
                                                            CLASS II                    CLASS II                 OPPORTUNITIES
                                                             SHARES                      SHARES                    PORTFOLIO
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............      24,421            --         3,211         3,211       765,821      910,683
Accumulation units purchased and
  transferred from other funding options .........       8,220        24,421         5,380            --       133,786      153,715
Accumulation units redeemed and
  transferred to other funding options ...........      (1,401)           --        (4,120)           --      (248,390)    (298,577)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................      31,240        24,421         4,471         3,211       651,217      765,821
                                                    ==========    ==========    ==========    ==========    ==========   ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                            EQUITY -
                                                             INCOME                      GROWTH                   HIGH INCOME
                                                           PORTFOLIO -                 PORTFOLIO -                PORTFOLIO -
                                                          INITIAL CLASS               INITIAL CLASS              INITIAL CLASS
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   4,593,254     5,866,484     2,152,918     3,071,613     2,153,288    2,707,999
Accumulation units purchased and
  transferred from other funding options .........     157,577       308,455        62,907        28,539       181,535      238,940
Accumulation units redeemed and
  transferred to other funding options ...........  (1,297,157)   (1,581,685)     (638,877)     (947,234)     (470,453)    (793,651)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   3,453,674     4,593,254     1,576,948     2,152,918     1,864,370    2,153,288
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                                                                                 CONTRAFUND(R)
                                                             OVERSEAS                CONTRAFUND(R)                PORTFOLIO -
                                                           PORTFOLIO -                PORTFOLIO -                   SERVICE
                                                          INITIAL CLASS              INITIAL CLASS                  CLASS 2
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   1,244,255     1,543,607     4,038,532     5,285,995       310,773      253,045
Accumulation units purchased and
  transferred from other funding options .........      32,866         5,268       104,981        70,719         9,151      119,009
Accumulation units redeemed and
  transferred to other funding options ...........    (431,054)     (304,620)   (1,027,301)   (1,318,182)      (60,187)     (61,281)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................     846,067     1,244,255     3,116,212     4,038,532       259,737      310,773
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                                                            INDEX 500               DYNAMIC CAPITAL
                                                           PORTFOLIO -               APPRECIATION
                                                             INITIAL                  PORTFOLIO -
                                                              CLASS                  SERVICE CLASS 2               COMBINED
                                                    ------------------------    ------------------------    -----------------------
                                                       2003          2002          2003          2002          2003         2002
                                                       ----          ----          ----          ----          ----         ----
Accumulation units beginning of year .............   6,305,229     8,314,717           794            --    78,082,894   96,558,440
Accumulation units purchased and
  transferred from other funding options .........     754,400       206,199         5,746           794     4,886,113    8,340,377
Accumulation units redeemed and
  transferred to other funding options ...........  (3,307,897)   (2,215,687)         (976)           --    (25,354,330)
                                                    ----------    ----------    ----------    ----------    ----------   ----------
Accumulation units end of year ...................   3,751,732     6,305,229         5,564           794    57,614,677   78,082,894
                                                    ==========    ==========    ==========    ==========    ==========   ==========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of Citicorp Life Variable Annuity Separate
Account:

We have audited the accompanying statement of assets and liabilities of Citicorp Life Variable Annuity Separate Account as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citicorp Life Variable Annuity Separate Account as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/ KPMG LLP

Hartford, Connecticut
March 29, 2004

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of Citicorp Life Variable Annuity Separate Account or shares of Separate Account CLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp Life Variable Annuity Separate Account product(s) offered by Citicorp Life
Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



SEPCLIC (Annual) (12-03) Printed in U.S.A.


                         CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2003 and 2002

               (with Independent Auditors' Report included herein)

                         Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS
                                -----------------
                                                                           PAGE

Independent Auditors' Report                                                1

Financial Statements:

         Balance Sheets - December 31, 2003 and 2002                        2

         Statements of Operations for the years ended
            December 31, 2003 and 2002                                      3

         Statements of Changes in Capital and Surplus

            for the years ended December 31, 2003 and 2002                  3

         Statements of Cash Flows for the years ended
            December 31, 2003 and 2002                                      4

Notes to Financial Statements                                               5-15

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2003                                16-19

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of Citicorp Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Citicorp Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                  /s/ KPMG LLP

April 29, 2004

                         CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2003              2002
                                                                                    ----              ----
Assets
       Bonds (including $35,212 and $26,399 subject to securities
           lending agreements at fair value) (fair value $604,904; $575,789)         $582,658           $547,152
       Preferred stocks (cost $389; $439)                                                 382                354
       Common stocks (cost $50,581; $50,500)                                          320,064            278,875
       Cash and Short-term investments                                                 50,345             81,272
       Other invested assets                                                            2,978              1,636
                                                                              ---------------    ---------------

Total cash and invested assets                                                        956,427            909,289

       Separate accounts                                                               71,766             80,230
       Investment income due and accrued                                                6,194              5,721
       Other assets                                                                     9,291             15,048
                                                                              ---------------    ---------------

Total assets                                                                       $1,043,678         $1,010,288
                                                                              ===============    ===============


Liabilities
       Aggregate reserves                                                             $65,059            $77,799
       Policy and contract claims                                                       6,331              7,333
       Separate accounts                                                               71,766             80,230
       Asset valuation reserve                                                         44,331             45,864
       Payable for securities                                                              38             26,036
       Securities lending                                                              36,199             26,984
       Other liabilities                                                                8,894              7,750
                                                                              ---------------    ---------------

Total liabilities                                                                     232,618            271,996
                                                                              ---------------    ---------------

Capital and Surplus
       Preferred stock ($1 par value; 5 million shares authorized;
           -0- shares issued and outstanding)                                               -                  -
       Common stock ($1 par value; 5 million shares authorized;
           2.5 million shares issued and outstanding)                                   2,500              2,500
       Non-voting common stock ($1 par value; 5 million shares
           authorized; 705,000 shares issued and outstanding)                             705                705
       Gross paid in and contributed surplus                                          142,695            142,695
       Unassigned funds                                                               665,160            592,392
                                                                              ---------------    ---------------

Total capital and surplus                                                             811,060            738,292
                                                                              ---------------    ---------------

Total liabilities and capital and surplus                                          $1,043,678         $1,010,288
                                                                              ===============    ===============


               See notes to financial statements (statutory basis)

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2003                   2002
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $22,503              $28,697
       Net investment income                                              32,750               35,861
       Other revenues                                                      3,387                3,282
                                                                 ---------------      ---------------

           Total revenues                                                 58,640               67,840
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              37,057               33,764
       Net transfers from separate accounts                              (23,357)             (19,093)
       Other expenses                                                      2,992                3,565
                                                                 ---------------      ---------------

           Total benefits and expenses                                    16,692               18,236
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      41,948               49,604

Federal income taxes incurred                                             14,653               20,493
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes and before
realized capital gains (losses)                                           27,295               29,111

Net realized capital gains (losses)                                        1,819               (3,345)
                                                                 -------------------  ---------------

Net income                                                               $29,114              $25,766
                                                                 ===============      ===============


                       Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2003                   2002
                                                                        ----                   ----

Capital and surplus - December 31, previous year                        $738,292             $676,047

       Net income                                                         29,114               25,766
       Net unrealized capital gains                                       41,932               41,334
       Change in deferred income taxes                                    (1,395)               5,560
       Change in non-admitted assets and related items                     1,583               (4,693)
       Change in asset valuation reserve                                   1,534               (5,722)
                                                                 -------------------  ----------------

           Net change in capital and surplus for the year                 72,768               62,245
                                                                 ---------------      ---------------

Capital and surplus - December 31, current year                         $811,060             $738,292
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2003                   2002
                                                                        ----                   ----
Cash from Operations
       Premiums collected net of reinsurance                             $22,513              $28,697
       Net investment income                                              34,587               36,976
       Miscellaneous income                                                2,651                2,802
                                                                 ---------------      ---------------

           Total revenues received                                        59,751               68,475
                                                                 ---------------      ---------------

       Benefit and loss related payments                                  50,761               46,132
       Net transfers from separate accounts                              (23,790)             (20,527)
       Federal income taxes paid                                          12,573               22,683
       Commissions, expenses paid                                          3,873                3,374
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               43,417               51,662
                                                                 ---------------      ---------------

Net cash from operations                                                  16,334               16,813
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             311,367              352,367
       Stocks                                                                 80                  175
       Real estate                                                             -               33,802
       Investment sales receivable/purchases payable                           -               22,291
       Other, net                                                          1,325                  (84)
                                                                 ---------------      ---------------

           Total investment proceeds                                     312,772              408,551
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             346,697              396,253
       Stocks                                                                126                  376
       Investment sales receivable/purchases payable                      26,737                    -
       Other, net                                                          1,494                1,248
                                                                 ---------------      ---------------

           Total investments acquired                                    375,054              397,877
                                                                 ---------------      ---------------

Net cash provided by (used for) investments                              (62,282)              10,674
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)
       Securities lending                                                  9,215                 (130)
       Net deposits on deposit-type contracts                                 22                  336
       Other cash provided (applied)                                       5,784              (13,021)
                                                                 ---------------      ---------------

Net cash provided by (used in) financing and miscellaneous
sources                                                                   15,021              (12,815)
                                                                 -----------------    ----------------

Net change in cash and short-term investments                            (30,927)              14,672

Cash and short-term investments, beginning of year                        81,272               66,600
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $50,345              $81,272
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


1. ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (Citibank) and 22% owned subsidiary of Citicorp Holdings Netherlands, B.V. Both entities are indirect wholly owned subsidiaries of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment policies. The Company also writes and assumes mortgage disability policies. The Company is no longer actively marketing these products, and they are in runoff status. On June 27, 2003, the Company ceased taking applications for new annuity policies and the annuity line of business is now in runoff status. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business was generated through customers of Citigroup and its subsidiaries. At December 31, 2003, the Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company (FCLIC) and Citicorp Assurance Company (CAC).


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance. Effective January 1, 2001, the State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the Manual) and subsequent revisions, subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2003 presentation.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

Statements of Statutory Accounting Principles (SSAP) differ in certain respects from accounting principles generally accepted in the United States of America
(GAAP). The differences, which could be significant, primarily relate to:

--------------------------------------------------------------------------------------------------------------------------------
                                                              SSAP                                        GAAP
                                            ------------------------------------------   ---------------------------------------
A.   Bonds                                  NAIC designations 1-5 carried at             Carried at either amortized cost or
                                            amortized cost and values prescribed by      fair value depending upon
                                            the NAIC.  NAIC designation 6 reported       classification as "held to maturity"
                                            at the lower of amortized cost or NAIC       or "available for sale".
                                            value.

B.   Acquisition costs                      Expensed as incurred.                        Capitalized and amortized
                                                                                         over specific periods.

C.   Non-admitted assets                    Excluded from balance sheet.                 Not applicable

D.   Insurance reserves                     Statutory mortality, morbidity and           Different mortality and interest
                                            interest assumptions, without                assumptions including withdrawal
                                            consideration for withdrawals, carried       characteristics; carried gross,
                                            net of reinsurance.                          before reinsurance, with a
                                                                                         corresponding asset for reinsurance
                                                                                         recoverable.

E.   Asset valuation reserve                Reserve calculated based upon risk           Not applicable
                                            associated with particular asset
                                            classes.

F.   Interest maintenance reserve           Reserve based upon realized gains or         Not applicable
                                            losses attributed to changes in
                                            interest rates.

G.   Deferred taxes                         SSAP measures the difference between the     GAAP uses a more likely than not
                                            tax basis in assets and liabilities.         standard and the change in deferred
                                            Changes in deferred tax assets and           taxes is included in the tax
                                            liabilities are charged directly to          provision and in operations.
                                            surplus.  Recognition of a deferred tax
                                            asset for SSAP is determined by a
                                            reversal and recoverability test.
                                            Admissibility of DTAs are restricted
                                            to items recoverable within one
                                            year.

H.   Comprehensive income                   Not applicable                               Components disclosed on face of
                                                                                         financial statements.

I.   Insurance subsidiaries                 Accounted for on the statutory equity        Fully consolidated with dividends
                                            method, with dividends reported as           paid eliminated.
                                            income and undistributed net income or
                                            loss treated as unrealized gains or
                                            losses.
--------------------------------------------------------------------------------------------------------------------------------

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with SSAP #46, Statutory Surplus. Dividends received from subsidiaries are recorded as net investment income and undistributed net income (loss) is recorded as net unrealized capital gains (losses). The carrying value of these subsidiary investments at December 31, 2003 and 2002 was $320.0 million and $278.9 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $269.5 million and $228.4 million at December 31, 2003 and 2002, respectively.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets include investments in partnerships, joint ventures, limited liability companies, derivative financial instruments and receivable for securities. Investments in partnerships, joint ventures and limited liability companies are reported using the equity method of accounting, determined in accordance with statutory valuation methods. Receivable for securities is stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2003.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The Company has an insignificant amount of derivative financial instruments open at December 31, 2003 and 2002.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2003 and 2002, the AVR was $44.3 million and $45.9 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2003 and 2002 the IMR, which is included in other liabilities, was $9.4 million and $9.1 million, respectively.

BENEFIT RESERVES

Benefit reserves contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00% to 7.00%, with a weighted average rate of 5.42%.

The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


3. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $27.3 million of statutory surplus is available in 2004 for dividends to be paid without prior approval. The Company did not pay any dividends in 2003 or 2002.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2003, the Company had adjusted capital in excess of amounts requiring any regulatory action.

4. INVESTMENTS

BONDS

-----------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  value (+)
-----------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2003
U.S. government agencies                                  $82,301             $85,474                     $3,173
States, territories and
     Possessions                                              100                 112                         12
Special revenue and special
     assessment obligations                               133,064             136,281                      3,217
Public utilities                                           10,878              11,212                        334
Industrial and miscellaneous                              356,315             371,825                     15,510
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $582,658            $604,904                    $22,246
-----------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2002
U.S. government agencies                                  $93,600             $99,633                     $6,033
States, territories and
     Possessions                                              100                 115                         15
Special revenue and special
     assessment obligations                               174,800             182,182                      7,382
Public utilities                                            5,068               5,347                        279
Industrial and miscellaneous                              273,584             288,512                     14,928
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $547,152            $575,789                    $28,637
-----------------------------------------------------------------------------------------------------------------


Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4. INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------------
  Maturity Distribution
                                                        Book/Adjusted                        Fair
        (in thousands)                                 Carrying Value                       Value
--------------------------------------------------------------------------------------------------
  1 year or less                                              $81,524                     $83,168
  After 1 year through 5 years                                264,973                     273,886
  After 5 years through 10 years                              165,399                     173,981
  After 10 years                                               70,762                      73,869
--------------------------------------------------------------------------------------------------
                                                             $582,658                    $604,904
--------------------------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $311.4 million and $352.4 million during 2003 and 2002, respectively. Gross gains of $3.3 million and $6.8 million in 2003 and 2002, respectively, and gross losses of $1.1 million and $1.8 million in 2003 and 2002, respectively, were realized on those sales.

Additional losses related to declines in value deemed other than temporary were insignificant and $11.1 million in 2003 and 2002, respectively. Fair value was determined based upon external market prices. Impairments were concentrated in communication company investments for 2003 and energy company investments for 2002.

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2003 and 2002, the Company held CMOs with a fair value of $154.6 million and $151.8 million, respectively. As of December 31, 2003 and 2002, approximately 39% and 58%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $77.4 million and $103.5 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2003 and 2002, respectively. The Company also held $56.1 million and $60.0 million of asset-backed securities at December 31, 2003 and 2002, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2003 and 2002, the Company held collateral of $36.2 million and $27.0 million, respectively.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4. INVESTMENTS (CONTINUED)

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

At December 31, 2003 and 2002, investments with a cost greater than fair market value were insignificant.

REAL ESTATE

The Company owned two real estate properties at December 31, 2001. The Company sold these properties during 2002 for $33.8 million, realizing a gain of $9.3 million.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $16.6 million and $14.9 million at December 31, 2003 and 2002, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5. LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2003 and 2002, the Company had $137 million and $158 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions for both years. Of the remaining life and annuity related liabilities, $37 million and $43 million are surrenderable at book value less surrender charges of 5% or more, $71 million and $79 million are surrenderable at fair value, and $28 and $35 million are surrenderable without charge at the end of 2003 and 2002, respectively.

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


6. REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (IN THOUSANDS)
        --------------------------------------------------------------------------------
        PREMIUMS                                                 2003             2002
        --------------------------------------------------------------------------------
         Direct                                                 $ 1,898          $ 2,322
         Assumed                                                 23,118           29,119
         Ceded                                                   (2,513)          (2,744)

        --------------------------------------------------------------------------------
        TOTAL NET PREMIUMS                                      $22,503          $28,697
        --------------------------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                                               $6,620           $7,567
           CEDED                                                 (1,033)          (1,463)
        ---------------------------------------------------------------------------------

        Life insurance in force:
           Assumed                                           $1,221,253       $1,373,304
           CEDED                                                (72,425)         (79,192)
        -----------------------------------------------------------------------------------

7.  TAXES

         ---------------------------------------------------------------- ---------------- -------------
         (in thousands)                                                              2003          2002
         ---------------------------------------------------------------- ---------------- -------------
         Net income before federal income taxes                                   $42,883       $49,225
         Statutory tax rate                                                           35%           35%
                                                                          ---------------- -------------
         Expected tax                                                              15,009        17,229
         Tax effect of:
         Interest maintenance reserve                                                 103           790
         Change in nonadmitted assets                                                  (2)            1
         Non-taxable investment income                                                (56)            -
         Statutory unrealized reclass-other admitted assets                           118             -
         Other                                                                         (7)         (121)
                                                                          ---------------- -------------
         Federal income taxes incurred                                            $15,165       $17,899
                                                                          ================ =============

         Effective tax rate                                                           35%           36%

         Federal income taxes incurred                                            $13,770       $23,459
         Change in net deferred income taxes                                        1,395        (5,560)
                                                                          ---------------- -------------
         Total statutory income taxes                                             $15,165       $17,899
                                                                          ================ =============

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


7. TAXES (CONTINUED)

Federal income taxes relating to net realized capital gains (losses) on the sale of investments amounted to ($.9) million and $3 million in 2003 and 2002, respectively. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its subsidiary FCLIC. The policyholder's surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $10.5 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3.7 million.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities. The main components of the 2003 and 2002 deferred tax amounts are as follows:

         -----------------------------------------------------------------------------------------
         (in thousands)                                                      2003            2002
         -----------------------------------------------------------------------------------------
         Deferred tax assets:
                Policy acquisition expenses                                $  525          $  641
                Investments                                                 3,151           4,631
                Other                                                         847             814
                                                                  --------------------------------
                Total deferred tax assets                                  $4,523          $6,086
                Non-admitted deferred tax assets                           (3,103)         (4,691)
                                                                  --------------------------------
                Admitted deferred tax assets                               $1,420          $1,395
                                                                  ================================

          Deferred tax liabilities:
                Policy, reins. and other reserves                          $  153          $  129
                Investments                                                   813             814
                Depreciation                                                  172             172
                                                                  --------------------------------
                Total deferred tax liabilities                              1,138           1,115
                                                                  --------------------------------
                Net admitted deferred tax asset                            $  282          $  280
                                                                  ================================

The change in net deferred income taxes is comprised of the following:

                ------------------------------------------------------------------------------------------------
                (in thousands)                                              2003          2002           Change
                ------------------------------------------------------------------------------------------------
                Total deferred tax assets                                 $4,523        $6,086         $(1,563)
                Total deferred tax liabilities                             1,138         1,115               23
                                                                ------------------------------------------------
                Net deferred tax asset (liability)                        $3,385        $4,971         $(1,586)
                                                                ------------------------------------------------
                Tax effect of unrealized gains (losses)                                                    (191)
                                                                                               -----------------
                Change in net deferred income tax                                                      $(1,395)
                                                                                               =================

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          (IN THOUSANDS)
          2003                            $  8,748
          2002                            $ 23,795
          2001                            $ 21,947

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


8. RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC), an affiliate, maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $49.3 million and $77.4 million at December 31, 2003 and 2002, respectively. These balances are included in short-term investments in the balance sheet.

The Company leased two buildings to its affiliate Citibank Mortgage, Inc. (CMI), through September 2002. These buildings were sold during 2002. The Company received rental income of $1.7 million in 2002 from CMI. This rental income is included in net investment income.

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $.8 million in 2003 and insignificant in 2002. As of December 31, 2003 and 2003, the Company has $1.9 million and $2.4 million of due from affiliates, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2003 and 2002.

The Company has provided the following guarantee for First Citicorp Life Insurance Company (FCLIC). As part of the admission of FCLIC to the State of Connecticut, the Company guaranteed that it would maintain the combined capital and surplus of FCLIC at a level at or above $3 million for a period not to exceed five years. In addition, the Company has provided a guarantee of benefits payable under a block of life insurance policies assumed by FCLIC.

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and options, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The Company had no futures contracts or interest rate swaps at December 31, 2003, and they were not significant at December 31, 2002.

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at December 31, 2003 and 2002, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments were insignificant at December 31, 2003 and December 31, 2002.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2003 and 2002, investments in bonds have a fair value of $604.9 million and $575.8 million, and a carrying value of $582.7 million and $547.2 million, respectively.

There were no financial instruments classified as other assets at December 31, 2003 or 2002. The carrying value of $0.1 million and $26.0 million of payables for securities also approximates their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10. COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2003, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

Investment income earned
       U.S. Government bonds                                   $        4,070
       Other bonds (unaffiliated)                                      27,830
       Bonds of affiliates                                                  -
       Preferred stocks (unaffiliated)                                     25
       Preferred stocks of affiliates                                       -
       Common stocks (unaffiliated)                                         -
       Common stocks of affiliates                                          -
       Mortgage loans                                                       -
       Real estate                                                          -
       Contract loans                                                       -
       Cash on hand and on deposit                                          -
       Short-term investments                                           1,338
       Other invested assets                                               (6)
       Derivative instruments                                               -
       Aggregate write-ins for investment income                            -
                                                              ---------------
           Gross investment income                             $       33,257
                                                              ===============

Real estate owned - book value less encumbrances               $            -

Mortgage loans - book value:
       Farm mortgages                                          $            -
       Residential mortgages                                                -
       Commercial mortgages                                                 -
                                                              ---------------
           Total mortgage loans                                $            -
                                                              ===============

Mortgage loans by standing - book value:
       Good standing                                           $            -
       Good standing with restructured terms                                -
       Interest overdue more than 90 days,
         not in foreclosure                                                 -
       Foreclosure in process                                               -

Other long-term assets - statement value                       $        1,900

Bonds and stocks of parents, subsidiaries and
  affiliates - book value
       Bonds                                                   $            -
       Preferred stocks                                        $            -
       Common stocks                                           $      319,959

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                            $         130,974
           Over 1 year through 5 years                                      264,973
           Over 5 years through 10 years                                    165,399
           Over 10 years through 20 years                                    35,812
           Over 20 years                                                     34,950
                                                                 ------------------
                Total by maturity                                 $         632,108
                                                                 ==================
           By class - statement value
           Class 1                                                $         511,235
           Class 2                                                          104,195
           Class 3                                                            6,334
           Class 4                                                            4,103
           Class 5                                                            5,594
           Class 6                                                              647
                                                                 ------------------
                Total by class                                    $         632,108
                                                                 ==================

       Total publicly traded                                      $         580,937
       Total privately placed                                     $          51,171
Preferred stocks - statement value                                $             382
Common stocks - fair value                                        $         320,064
Short-term investments - book value                               $          49,450
Options, caps & floors owned - statement value                    $             253
Options, caps & floors written and in force -
  statement value     $               -
Collar, swap & forward agreements open - statement value          $               -
Futures contracts open - current value                            $               -
Cash on deposit                                                   $             895

Life insurance in force:
       Industrial                                                 $               -
       Ordinary                                                   $          20,346
       Credit life                                                $       1,171,393
       Group life                                                 $         101,182

Amount of accidental death insurance in force under
       Ordinary policies                                          $               -

Life insurance policies with disability
  provisions in force:
       Industrial                                                 $               -
       Ordinary                                                   $               -
       Credit life                                                $               -
       Group life                                                 $               -

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                      $               -
           Income payable                                         $               -

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

       Ordinary - involving life contingencies
           Income payable                                                          $             -

       Group - not involving life contingencies
           Amount of deposit                                                       $             -
           Income payable                                                          $             -

       Group - involving life contingencies
           Income payable                                                          $             -

Annuities:
       Ordinary
           Immediate - amount of income payable                                    $           307
           Deferred - fully paid account balance                                   $       135,650
           Deferred - not fully paid account balance                               $             -

       Group
           Amount of income payable                                                $             -
           Fully paid account balance                                              $             -
           Not fully paid account balance                                          $             -

Accident and health insurance - premiums in force
           Ordinary                                                                $             -
           Group                                                                   $             -
           Credit                                                                  $        14,905

Deposit funds and dividend accumulations
       Deposit funds - account balance                                             $             -
       Dividend accumulations - account balance                                    $             -

Claim payments 2003
       Group accident and health
           2003                                                                    $             -
           2002                                                                    $             -
           2001                                                                    $             -
           2000                                                                    $             -
           1999                                                                    $             -
           Prior                                                                   $             -

       Other accident and health
           2003                                                                    $             -
           2002                                                                    $             -
           2001                                                                    $             -
           2000                                                                    $             -
           1999                                                                    $             -
           Prior                                                                   $             -

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2003 (statutory basis)
                                 (in thousands)

                               ------------------

       Other coverages that use development methods
         to calculate claim reserves
           2003                                              $         1,666
           2002                                              $         3,185
           2001                                              $         1,380
           2000                                              $           800
           1999                                              $           374
           Prior                                             $            81









See accompanying Independent Auditors' Report

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Notes to Financial Statements
       Statement of Investments as of December 31, 2003

The statutory financial statements and schedules of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2003 and 2002 Statements of Operations (statutory basis) for the years ended December 31, 2003 and 2002
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2003 and 2002
       Statements of Cash Flows (statutory basis) for the years ended December 31, 2003 and 2002
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2003
       Summary Investment Schedule
       Supplemental Investment Risk Interrogatories

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     --------     -----------
       1.         Certified resolution of the board of directors of Citicorp
                  Life Insurance Company (the "Company") establishing Citicorp
                  Life Variable Annuity Separate Account (the "Separate
                  Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

       4(a)       Contract Form.*

       4(b)       Individual Retirement Annuity Endorsement.*

       4(c)       403(b) Tax Sheltered Annuity Endorsement.*

       4(d)       Annuity Contract Endorsement: Waiver of Surrender Charges.*

       4(e)       Variable Annuity Endorsement: Amendment of Contract
                  Provisions.****

       4(f)       Roth Individual Retirement Annuity Endorsement.****

       5          Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7          None.

       8(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Citicorp Life Insurance Company*

       8(b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors

                  Corporation and Citicorp Life Insurance Company.**

       8(c) Participation Agreement Between MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

       8(d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and Citicorp Life Variable Annuity Separate Account.**

       8(e) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.**

       8(f) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.**

       8(g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

       8(h) Participation Agreement Among Citicorp Life Insurance Company, Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio..(Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

       9          Opinion and Consent of Catherine S. Mulholland, Esq. *****

      10.         Consent of KPMG LLP, Independent Auditors filed herewith.

      11          Not Applicable.

      12          None.

      14          Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 26, 2002.)


* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-81626).

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

**** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

***** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 11 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on May 1, 2000 (File 33-81626).

ITEM 25.      DIRECTORS AND OFFICERS OF THE COMPANY.


NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH INSURANCE COMPANY
------------------               ----------------------
George C. Kokulis*               Director, President and Chief Executive Officer

Glenn D. Lammey*                 Director, Chief Financial Officer


Kathleen L. Preston*             Director and Executive Vice President

Marla Berman Lewitus*            Director, Senior Vice President and General
                                 Counsel

David A. Tyson*                  Director, Senior Vice President

Winifred Grimaldi                Senior Vice President

Richard Bush*                    Vice President and Controller

Donald R. Munson, Jr.*           Vice President

David A. Golino*                 Vice President and Controller

Linn K. Richardson*              Second Vice President and Actuary

Ernest J. Wright*                Vice President and Secretary

Kathleen A. McGah*               Assistant Secretary and Deputy General Counsel

Principal Business Address:

*        One Cityplace
         Hartford, CT  06103-3415


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2003 there were 1,135 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Articles of Incorporation of Citicorp Life Insurance Company provide in
Article IX as follows:

(1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

(3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this
       Article IX with respect to a person who is or was a director or officer of the Corporation.

(4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

(5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

(6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL           POSITIONS AND OFFICES
       BUSINESS ADDRESS             WITH UNDERWRITER
       ------------------           ----------------------
       Kathleen L. Preston          Board of Manager

       Glenn D. Lammey              Board of Manager

       William F. Scully III        Board of Manager

       Donald R. Munson, Jr.        Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

       Tim W. Still                 Vice President

       Anthony Cocolla              Vice President

       John M. Laverty              Treasurer and Chief Financial Officer

       Stephen E. Abbey             Chief Compliance Officer

       Alison K. George             Director and Chief Advertising Compliance
                                    Officer

       Stephen T. Mullin            Chief Compliance Officer

       Ernest J. Wright             Secretary

       Kathleen A. McGah            Assistant Secretary

       William D. Wilcox            Assistant Secretary


* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Cityplace, Hartford, CT 06103.

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2004.



                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)




                                       By: *GLENN D. LAMMEY
                                           -------------------------------------
                                           Glenn D. Lammey, Chief Financial
                                           Officer, Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2004.




*GEORGE C. KOKULIS                      Director, President and Chief Executive
-------------------------------         Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
-------------------------------         Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
-------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
-------------------------------
(Kathleen L. Preston)


*DAVID A. TYSON                         Director
-------------------------------
(David A. Tyson)



*By:  /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION                                    METHOD OF FILING
-----------    -----------                                    ----------------
    10.        Consent of KPMG LLP, Independent Auditors      Electronically